As filed with the Securities and Exchange Commission on June 28, 2006

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 45	☒
(Check appropriate box or boxes)

iShares® Trust

(Exact Name of Registrant as Specified in Charter)

c/o Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS N.A.
787 SEVENTH AVENUE	45 FREMONT STREET
NEW YORK, N.Y. 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On July 1, 2006 pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

iShares®

iShares Trust

iShares Trust (the “Trust”) consists of over 80 separate investment portfolios called “Funds.” Each Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular bond market index compiled by Lehman Brothers or Goldman, Sachs & Co. (each, an “Index Provider”). This Prospectus relates to the following Funds:

iShares Lehman 1-3 Year Treasury Bond Fund

iShares Lehman 7-10 Year Treasury Bond Fund

iShares Lehman 20+ Year Treasury Bond Fund

iShares Lehman TIPS Bond Fund

iShares Lehman Aggregate Bond Fund

iShares GS $ InvesTop™ Corporate Bond Fund

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to each Fund.

The Trust is a registered investment company. The shares of each Fund are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange (“AMEX”) and the New York Stock Exchange (“NYSE”). Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated July 1, 2006

page i

Index Providers	36

Disclaimers	37

Supplemental Information	40
Premium/Discount Information	40
Total Return Information	42

i  Shares

page ii

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”) developed by one of the following Index Providers:

Lehman Brothers (“Lehman Brothers”) is a leading global financial firm that serves the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide.

Goldman, Sachs & Co. (“Goldman Sachs”) is a leading global investment banking and securities firm that provides a full range of investing, advisory and financing services worldwide to a substantial and diversified client base.

BGFA, the investment adviser to each Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with either Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of the iShares Bond Funds section provides important information about each Fund, including a brief description of each Fund’s Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index. Each Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies

BGFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the indices they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each iShares Lehman Treasury Bond Fund (a “Treasury Fund”) generally will invest at least 90% of its assets in the bonds of its Underlying Index and at least 95% of its assets in U.S. government bonds. Each Treasury Fund also may invest up to 10% of its assets in U.S. government bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Treasury Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). Each Treasury Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

®	iShares is a registered trademark of Barclays Global Investors, N.A.

iShares Overview

The iShares Lehman TIPS Bond Fund generally will invest at least 90% of its assets in the inflation-protected bonds of its Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund also may invest up to 10% of its assets in U.S. government bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

The iShares Lehman Aggregate Bond Fund will seek to track the performance of its Underlying Index by investing approximately 90% of its assets in the bonds represented in its Underlying Index and in securities that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index, as well as in cash and high-quality, liquid short-term instruments, including shares of money market funds affiliated with BGFA. For example, the Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). As of May 31, 2006, approximately 35% of the bonds represented in the Underlying Index are U.S. agency mortgage pass-through securities. U.S. agency mortgage pass-through securities are securities issued by entities such as the Government National Mortgage Association (“GNMA”) and the Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds affiliated with BGFA.

The iShares GS $ InvesTop™ Corporate Bond Fund generally will invest at least 90% of its assets in the bonds of its Underlying Index and at least 95% of its assets in investment grade corporate bonds. The Fund also may invest in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in bonds not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses a Representative Sampling indexing strategy, as described below. The Description of the iShares Bond Funds section describes the indexing strategy of each Fund.

Representative Sampling

“Representative Sampling” is investing in a representative sample of bonds in the relevant Underlying Index, which has a similar investment profile as the relevant Underlying Index. Bonds selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the bonds that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate

i  Shares

perfect correlation. Any correlation percentage of less than 100% is called “tracking error.” A Fund using a Representative Sampling indexing strategy can be expected to have a greater tracking error than a Fund using a Replication indexing strategy. Replication is an indexing strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index.

Industry Concentration Policy

A Fund will not concentrate its investments (i.e., hold 25% or more of its total assets), in a particular industry or group of industries, except that a Fund will concentrate its investments to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the iShares Bond Funds section. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund’s NAV will react to securities market movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Asset Class Risk

The returns from the types of bonds in which a Fund invests may underperform returns from the various general bond markets or different asset classes. The bonds in the Underlying Indices may underperform equity investments and fixed income investments that track other markets, segments or sectors. Different types of bonds tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Interest Rate Risk

As interest rates rise, the value of fixed income securities held by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. To the extent a Fund invests a substantial portion of its assets in fixed income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Credit Risk

There is the chance that any of the Fund’s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing a Fund’s income level and share price. Securities issued by the U.S. government have limited credit risk. However, securities issued by U.S. government agencies (such as U.S. agency mortgage pass-through securities) are not necessarily backed by the full faith and credit of the U.S. government.

iShares Principal Risk Factors Common to All Funds

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. bond market segments relating to its Underlying Index. Each Fund invests in the bonds included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those bonds and may be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Tracking Error Risk

Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may cause a Fund’s performance to not match the performance of its Underlying Index. This is called “tracking error.” Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Management Risk

Because each Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index, a Fund is subject to management risk. This is the risk that BGFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risks

Absence of Prior Active Market

Although shares of the Funds described in this Prospectus are listed for trading on national securities exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ combined Statement of Additional Information (“SAI”). The top holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund’s top holdings and may be requested by calling 1-800-iShares.

i  Shares

Description of the iShares Bond Funds

■	iShares Lehman 1-3 Year Treasury Bond Fund

■	iShares Lehman 7-10 Year Treasury Bond Fund

■	iShares Lehman 20+ Year Treasury Bond Fund

■	iShares Lehman TIPS Bond Fund

■	iShares Lehman Aggregate Bond Fund

■	iShares GS $ InvesTop™ Corporate Bond Fund

Lehman Brothers, Lehman Brothers 1-3 Year U.S. Treasury Index, Lehman Brothers 7-10 Year U.S. Treasury Index, Lehman Brothers 20+ Year U.S. Treasury Index, Lehman Brothers U.S. TIPS Index and Lehman Brothers U.S. Aggregate Index are trademarks of Lehman Brothers and have been licensed for use for certain purposes by BGI. The Funds that are based on the Lehman Brothers indices are not sponsored or endorsed by Lehman Brothers, and neither Lehman Brothers nor any of its affiliates makes any representations regarding the advisability of investing in shares of the Trust.

“GS $ InvesTop™”, “GS $ Investment Grade Index™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop™ Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided to BGI under license from Goldman, Sachs & Co. The GS $ InvesTop™ Corporate Bond Fund is not sponsored or endorsed by Goldman Sachs or any of its affiliates, and neither Goldman Sachs nor any of its affiliates makes any representations regarding the advisability of investing in shares of the Trust.

Description of the iShares Bond Funds

iShares Lehman 1-3 Year Treasury Bond Fund

Cusip: 464287457

Trading Symbol: SHY

Underlying Index: Lehman Brothers 1-3 Year U.S. Treasury Index

Investment Objective

The iShares Lehman 1-3 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Lehman Brothers 1-3 Year U.S. Treasury Index (the “Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 year and less than 3 years. As of May 31, 2006, there were 36 issues included in the Index. The Fund uses a Representative Sampling strategy in seeking to track the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are state and local government series bonds and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Principal Risks to the Fund

Since the Fund generally will invest at least 95% of its assets in U.S. government bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

■	Prices of bonds, even those issued by the U.S. government, may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the three months ended March 31, 2006 was 0.35%. The best calendar quarter return during the period shown above was 1.11% in the 2nd quarter of 2005; the worst was –1.16% in the 2nd quarter of 2004.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	1.48%	1.83%
Return After Taxes on Distributions[2]	0.42%	1.07%
Return After Taxes on Distributions and Sale of Fund Shares[2]	0.96%	1.12%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	1.62%	1.99%

[1]	Inception date: 7/22/2002.

[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Lehman 1-3 Year Treasury Bond Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.15%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The approximate value of a Creation Unit as of May 31, 2006 was $7,973,000. An investor who holds Creation Units will pay the annual fund operating expenses described in the table above and is not charged any other fees by the Fund for purchasing or redeeming Creation Units. Assuming an investment in a Creation Unit of $7,973,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $12,250 if the Creation Unit is redeemed after one year, $38,560 if the Creation Unit is redeemed after three years, $67,484 if the Creation Unit is redeemed after five years and $152,999 if the Creation Unit is redeemed after ten years.

i  Shares

iShares Lehman 7-10 Year Treasury Bond Fund

Cusip: 464287440

Trading Symbol: IEF

Underlying Index: Lehman Brothers 7-10 Year U.S. Treasury Index

Investment Objective

The iShares Lehman 7-10 Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Lehman Brothers 7-10 Year U.S. Treasury Index (the “Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 7 years and less than 10 years. As of May 31, 2006, there were 20 issues included in the Index. The Fund uses a Representative Sampling strategy in seeking to track the Index.

The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 7 years and less than 10 years, are rated investment grade, and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are state and local government series bonds and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Principal Risks to the Fund

Since the Fund generally will invest at least 95% of its assets in U.S. government bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

■	Prices of bonds, even those issued by the U.S. government, may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

iShares Lehman 7-10 Year Treasury Bond Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the three months ended March 31, 2006 was –2.03%. The best calendar quarter return during the period shown above was 4.77% in the 2nd quarter of 2005; the worst was –4.39% in the 2nd quarter of 2004.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	2.25%	4.55%
Return After Taxes on Distributions[2]	0.90%	3.11%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.47%	3.04%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	2.43%	4.50%

[1]	Inception date: 7/22/2002.

[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.15%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The approximate value of a Creation Unit as of May 31, 2006 was $8,038,000. An investor who holds Creation Units will pay the annual fund operating expenses described in the table above and is not charged any other fees by the Fund for purchasing or redeeming Creation Units. Assuming an investment in a Creation Unit of $8,038,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $12,349, if the Creation Unit is redeemed after one year, $38,874 if the Creation Unit is redeemed after three years, $68,034 if the Creation Unit is redeemed after five years and $154,246 if the Creation Unit is redeemed after ten years.

iShares Lehman 7-10 Year Treasury Bond Fund

iShares Lehman 20+ Year Treasury Bond Fund

Cusip: 464287432

Trading Symbol: TLT

Underlying Index: Lehman Brothers 20+ Year U.S. Treasury Index

Investment Objective

The iShares Lehman 20+ Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Lehman Brothers 20+ Year U.S. Treasury Index (the “Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. As of May 31, 2006, there were 12 issues included in the Index. The Fund uses a Representative Sampling strategy in seeking to track the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 20 years, are rated investment grade and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are state and local government series bonds and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Principal Risks to the Fund

Since the Fund generally will invest at least 95% of its assets in U.S. government bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

■	Prices of bonds, even those issued by the U.S. government, may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the three months ended March 31, 2006 was –4.70%. The best calendar quarter return during the period shown above was 9.21% in the 2nd quarter of 2005; the worst was –5.74% in the 2nd quarter of 2004.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	8.46%	8.21%
Return After Taxes on Distributions[2]	6.74%	6.36%
Return After Taxes on Distributions and Sale of Fund Shares[2]	5.47%	5.92%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	8.57%	8.32%

[1]	Inception date: 7/22/2002.

[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Lehman 20+ Year Treasury Bond Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.15%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The approximate value of a Creation Unit as of May 31, 2006 was $8,384,000. An investor who holds Creation Units will pay the annual fund operating expenses described in the table above and is not charged any other fees by the Fund for purchasing or redeeming Creation Units. Assuming an investment in a Creation Unit of $8,384,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $12,881 if the Creation Unit is redeemed after one year, $40,547 if the Creation Unit is redeemed after three years, $70,963 if the Creation Unit is redeemed after five years and $160,886 if the Creation Unit is redeemed after ten years.

i  Shares

iShares Lehman TIPS Bond Fund

Cusip: 464287176

Trading Symbol: TIP

Underlying Index: Lehman Brothers U.S. TIPS Index

Investment Objective

The iShares Lehman TIPS Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Lehman Brothers U.S. TIPS Index (the “Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. Inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. As of May 31, 2006, there were 18 issues included in the Index. The Fund uses a Representative Sampling strategy in seeking to track the Index.

The Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Principal Risks to the Fund

Since the Fund generally will invest at least 95% of its assets in U.S. government bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

■	Prices of bonds, even inflation-protected bonds, may fall because of a rise in interest rates. However, because most of the bonds in the Fund’s portfolio are inflation-protected obligations of the U.S. Treasury that are adjusted for inflation, the Fund should be less susceptible to increases in interest rates and interest rate risk than conventional government bond funds with a similar average maturity.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

■	It is possible that prices throughout the economy may decline over time, resulting in “deflation”. If this occurs, the principal and income of inflation-protected bonds held by the Fund would likely decline in price, which could result in losses for the Fund.

iShares Lehman TIPS Bond Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the three months ended March 31, 2006 was –2.29%. The best calendar quarter return during the period shown above was 5.07% in the 1st quarter of 2004; the worst was –3.13% in the 2nd quarter of 2004.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	2.64%	5.60%
Return After Taxes on Distributions[2]	0.81%	3.96%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.72%	3.82%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	2.84%	5.83%

[1]	Inception date: 12/04/2003.

[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.20%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The approximate value of a Creation Unit as of May 31, 2006 was $9,970,000. An investor who holds Creation Units will pay the annual fund operating expenses described in the table above and is not charged any other fees by the Fund for purchasing or redeeming Creation Units. Assuming an investment in a Creation Unit of $9,970,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $20,419 if the Creation Unit is redeemed after one year, $64,243 if the Creation Unit is redeemed after three years, $112,376 if the Creation Unit is redeemed after five years and $254,438 if the Creation Unit is redeemed after ten years.

iShares Lehman TIPS Bond Fund

iShares Lehman Aggregate Bond Fund

Cusip: 464287226

Trading Symbol: AGG

Underlying Index: Lehman Brothers U.S. Aggregate Index

Investment Objective

The iShares Lehman Aggregate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment grade bond market as defined by the Lehman Brothers U.S. Aggregate Index (the “Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the total United States investment grade bond market. As of May 31, 2006, there were 6,610 issues included in the Index. The Fund uses a Representative Sampling strategy in seeking to track the Index.

The Index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Index must have $250 million or more of outstanding face value and must have at least 1 year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds are excluded from the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Principal Risks to the Fund

Since the Fund generally will invest at least 90% of its assets in bonds (including mortgage-backed securities), the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

■	Prices of bonds, even those issued by the U.S. government, may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer’s credit rating or business prospects. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

■	A large portion of the Fund may be invested in mortgage-backed securities issued by the FNMA or GNMA. These securities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obliged to do so.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the three months ended March 31, 2006 was –0.69%. The best calendar quarter return during the period shown above was 3.22% in the 3rd quarter of 2004; the worst was –2.66% in the 2nd quarter of 2004.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	2.17%	3.42%
Return After Taxes on Distributions[2]	0.74%	2.10%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.40%	2.15%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	2.43%	3.71%

[1]	Inception date: 09/22/2003.

[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Lehman Aggregate Bond Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.20%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2006 was $9,759,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $9,759,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $20,985 if the Creation Unit is redeemed after one year, $63,880 if the Creation Unit is redeemed after three years, $110,992 if the Creation Unit is redeemed after five years and $250,040 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

i  Shares

iShares GS $ InvesTop™ Corporate Bond Fund

CUSIP: 464287242

Trading Symbol: LQD

Underlying Index: GS $ InvesTop™ Index

Investment Objective

The iShares GS $ InvesTop™ Corporate Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment grade corporate bond market as defined by the GS $ InvesTop™ Index (the “Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of a fixed number of highly liquid, investment grade corporate bonds. As of May 31, 2006, there were 100 bonds included in the Index. The Fund uses a Representative Sampling strategy in seeking to track the Index.

The Index is a rules-based index consisting of highly liquid, investment grade, U.S. dollar-denominated corporate bonds that seeks to maximize liquidity while maintaining representation of the broader corporate bond market. The Index was started in 1999 and is a subset of the GS $ Investment Grade Index™, an index of over 500 investment grade bonds. Bonds in the Index are selected from the universe of eligible bonds in the GS $ Investment Grade Index using defined rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, SEC registered corporate bonds that (i) are issued by companies domiciled in the U.S., Canada, Western Europe, or Japan; (ii) are rated investment grade; (iii) have at least $500 million of outstanding face value; and (iv) are less than five years old and have at least three years to maturity. Bonds are automatically disqualified from being included in the Index if their average spreads and volatility fall outside of certain defined ranges. The Index is equally weighted by par value and the securities in the Index are updated on the last business day of each month.

Principal Risks to the Fund

Since the Fund generally will invest at least 95% of its assets in corporate bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

■	Prices of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer’s credit rating or business prospects. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest most of its assets in the securities of a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular securities, or to a single economic, political or regulatory occurrence affecting these securities.

iShares GS $ InvesTop™ Corporate Bond Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the three months ended March 31, 2006 was –1.47%. The best calendar quarter return during the period shown above was 5.26% in the 2nd quarter of 2003; the worst was –4.26% in the 2nd quarter of 2004.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	1.00%	6.27%
Return After Taxes on Distributions[2]	–0.64%	4.46%
Return After Taxes on Distributions and Sale of Fund Shares[2]	0.65%	4.30%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	0.84%	6.25%

[1]	Inception date: 7/22/2002.

[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.15%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2006 was $10,348,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $10,348,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,898 if the Creation Unit is redeemed after one year, $51,043 if the Creation Unit is redeemed after three years, $88,582 if the Creation Unit is redeemed after five years and $199,564 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares GS $ InvesTop™ Corporate Bond Fund

Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of each Fund’s assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.

For the fiscal year ended February 28, 2006, BGFA received management fees from each Fund based on a percentage of each Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
iShares Lehman 1-3 Year Treasury Bond Fund	0.15%
iShares Lehman 7-10 Year Treasury Bond Fund	0.15%
iShares Lehman 20+ Year Treasury Bond Fund	0.15%
iShares Lehman TIPS Bond Fund	0.20%
iShares Lehman Aggregate Bond Fund	0.20%
iShares GS $ InvesTop™ Corporate Bond Fund	0.15%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of March 31, 2006, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.6 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement with BGFA is available in the Funds’ semi-annual report for the 6-month period ended August 31, 2005.

Portfolio Managers

As of June 15, 2006, Chris Mosellen is no longer a Portfolio Manager for the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Treasury Bond Fund and iShares Lehman TIPS Bond Fund. In addition to Lee Sterne, (who was previously disclosed in the Prospectus dated July 1, 2005 (as revised October 24, 2005)), Joseph Kippels is also primarily responsible for the day-to-day management of the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Treasury Bond Fund and iShares Lehman TIPS Bond Fund. Lee Sterne and Chris Mosellen (together with Joseph Kippels, the “Portfolio Managers”) are primarily responsible for the day-to-day management of the iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Joseph Kippels is an employee of BGFA and BGI and, together with Lee Sterne, has been primarily responsible for the day-to-day management of the iShares Lehman 1-3 Year Treasury Bond Fund, iShares

i  Shares

Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Treasury Bond Fund and iShares Lehman TIPS Bond Fund since June 2006. Mr. Kippels has been employed by BGFA and BGI as a portfolio manager since June 2005. Prior to joining BGFA and BGI, Mr. Kippels was employed by Mirant Americas Energy Marketing, LP as a trader and position manager from 2000 to 2003 and was a student at Duke University’s The Fuqua School of Business from 2003 to 2005.

Chris Mosellen is an employee of BGFA and BGI and, together with the Lee Sterne, has been primarily responsible for the day-to-day management of the iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund since 2003. Mr. Mosellen has been employed by BGFA and BGI as a Portfolio Manager since 2003. Prior to becoming a Portfolio Manager, Mr. Mosellen was employed by Standish Mellon Asset Management as an associate portfolio manager for core bond portfolios from 2000 to 2003.

Lee Sterne is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund since such Funds’ respective inception dates. Mr. Sterne has been employed by BGFA and BGI as a portfolio manager since 1996.

The iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling Shares

Shares of the Funds trade on national securities exchanges and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares of the Funds through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the iShares Bond Funds section.

The Trust’s Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no

iShares Shareholder Information

later than the close of the primary markets for the Fund’s portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.

The iShares Lehman TIPS Bond Fund is listed on the NYSE. The other Funds described in this Prospectus are listed on the AMEX. Each national securities exchange on which Fund shares are listed is open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Funds.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers, or market data vendors. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the NAV for each Fund generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating a Fund’s NAV, a Fund’s investments are

i  Shares

generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

Dividends and Distributions

Each Fund pays out dividends to investors at least monthly and may pay them on a more frequent basis. Each Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from a Fund’s net investment income, including income from securities lending, and out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares. Distributions from the Funds do not qualify for the lower tax rates applicable to qualified dividend income. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, distributions with respect to the Fund’s taxable years before January 1, 2008, that qualify as “interest-related dividends” or as “short-term capital gain dividends” may not be subject to U.S. withholding tax.

In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, a Fund must designate it as such in a writing to shareholders; depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income

iShares Shareholder Information

or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Special Considerations Regarding the iShares Lehman TIPS Bond Fund: Adjustments for inflation to the principal amount of an inflation-protected Treasury bond held by the Fund may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gain distributions to Fund shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Fund may cause amounts distributed in the taxable year to be characterized as a return of capital.

Taxes when Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 100,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Funds’ distributor, which is subject to acceptance by the transfer agent, and then deposits into the applicable Fund a portfolio of bonds closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of bonds held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is a DTC participant and has the ability to clear through the Federal Reserve System. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and

i  Shares

other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

The iShares GS $ InvesTop™ Corporate Bond Fund and the iShares Lehman Aggregate Bond Fund may impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The standard creation and redemption transaction fees for the Funds are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions made for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge as further described in the SAI. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table shows, as of May 31, 2006, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee
iShares Lehman Aggregate Bond Fund	$9,759,000	$500
iShares GS $ InvesTop™ Corporate Bond Fund	$10,348,000	$500

Householding

Householding is an option available to certain investors of the iShares Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the iShares Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distribution

SEI serves as the distributor of Creation Units for each Fund on an agency basis. SEI does not maintain a secondary market in shares of the Funds. SEI has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. SEI’s principal address is One Freedom Valley Drive, Oaks, PA 19456.

iShares Financial Highlights

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Funds’ financial statements in the Annual Report (available upon request).

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 1-3 Year Treasury Bond Fund
	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$80.99	$82.80	$82.40	$81.01

Income from investment operations:
Net investment income	2.66	1.66	1.31	0.84
Net realized and unrealized gain (loss)	(1.05)	(1.84)	0.40	1.32

Total from investment operations	1.61	(0.18)	1.71	2.16

Less distributions from:
Net investment income	(2.52)	(1.63)	(1.31)	(0.77)

Total distributions	(2.52)	(1.63)	(1.31)	(0.77)

Net asset value, end of period	$80.08	$80.99	$82.80	$82.40

Total return	2.01%	(0.21)%	2.11%	2.66%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,771,679	$2,729,361	$1,548,436	$922,908
Ratio of expenses to average net assets[c]	0.15%[d]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[c]	3.36%	2.11%	1.63%	1.80%
Portfolio turnover rate[e]	83%	106%	21%	44%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

Financial Highlights (continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 7-10 Year Treasury Bond Fund
	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$84.30	$86.65	$87.10	$82.13

Income from investment operations:
Net investment income	3.29	2.88	3.43	1.99
Net realized and unrealized gain (loss)	(1.43)	(2.05)	(0.68)	5.04

Total from investment operations	1.86	0.83	2.75	7.03

Less distributions from:
Net investment income	(3.25)	(3.18)	(3.20)	(1.68)
Net realized gain	–	–	–	(0.38)[b]

Total distributions	(3.25)	(3.18)	(3.20)	(2.06)

Net asset value, end of period	$82.91	$84.30	$86.65	$87.10

Total return	2.21%	1.06%	3.26%	8.64%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,177,379	$767,100	$199,285	$444,194
Ratio of expenses to average net assets[d]	0.15%[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	4.02%	3.75%	3.59%	3.79%
Portfolio turnover rate[f]	94%	121%	74%	54%

[a]	Commencement of operations.
[b]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Financial Highlights (continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 20+ Year Treasury Bond Fund
	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$90.12	$88.57	$90.52	$82.69

Income from investment operations:
Net investment income	4.12	4.00	4.35	2.79
Net realized and unrealized gain (loss)	1.32	1.68	(1.72)	7.29

Total from investment operations	5.44	5.68	2.63	10.08

Less distributions from:
Net investment income	(4.15)	(4.13)	(4.58)	(2.20)
Net realized gain	–	–	–	(0.05)[b]

Total distributions	(4.15)	(4.13)	(4.58)	(2.25)

Net asset value, end of period	$91.41	$90.12	$88.57	$90.52

Total return	6.12%	6.72%	3.11%	12.31%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$868,402	$748,022	$265,696	$316,828
Ratio of expenses to average net assets[d]	0.15%[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	4.42%	4.71%	4.84%	4.92%
Portfolio turnover rate[f]	25%	18%	31%	7%

[a]	Commencement of operations.
[b]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

Financial Highlights (continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman TIPS Bond Fund
	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Period from Dec. 4, 2003[a] to Feb. 29, 2004
Net asset value, beginning of period	$105.03	$105.12	$100.92

Income from investment operations:
Net investment income (loss)[b]	4.29	3.74	(0.06)
Net realized and unrealized gain (loss)	(1.15)	0.48	4.38

Total from investment operations	3.14	4.22	4.32

Less distributions from:
Net investment income	(5.37)	(3.95)	(0.02)
Return of capital	(0.05)	(0.36)	(0.10)

Total distributions	(5.42)	(4.31)	(0.12)

Net asset value, end of period	$102.75	$105.03	$105.12

Total return	3.04%	4.16%	4.29%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,616,667	$2,006,087	$588,671
Ratio of expenses to average net assets[d]	0.20%[e]	0.20%	0.20%
Ratio of net investment income (loss) to average net assets[d]	4.12%	3.60%	(0.25)%
Portfolio turnover rate[f]	13%	32%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Financial Highlights (continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Aggregate Bond Fund
	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Period from Sep. 22, 2003[a] to Feb. 29, 2004
Net asset value, beginning of period	$101.72	$103.18	$100.92

Income from investment operations:
Net investment income	3.83	3.73	1.12
Net realized and unrealized gain (loss)	(1.32)	(1.62)	2.34

Total from investment operations	2.51	2.11	3.46

Less distributions from:
Net investment income	(4.15)	(3.57)	(1.20)

Total distributions	(4.15)	(3.57)	(1.20)

Net asset value, end of period	$100.08	$101.72	$103.18

Total return	2.53%	2.11%	3.46%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,142,544	$1,291,817	$350,800
Ratio of expenses to average net assets[c]	0.20%[d]	0.20%	0.20%
Ratio of net investment income to average net assets[c]	3.89%	2.90%	2.47%
Portfolio turnover rate[e,f]	456%	457%	165%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced transactions.

i  Shares

Financial Highlights (continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares GS $ InvesTop™ Corporate Bond Fund
	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$111.08	$112.78	$110.46	$103.03

Income from investment operations:
Net investment income	5.15	5.18	5.35	3.24
Net realized and unrealized gain (loss)	(3.92)	(1.70)	2.44	7.12

Total from investment operations	1.23	3.48	7.79	10.36

Less distributions from:
Net investment income	(5.11)	(5.18)	(5.38)	(2.93)
Net realized gain	–	–	(0.09)[b]	–

Total distributions	(5.11)	(5.18)	(5.47)	(2.93)

Net asset value, end of period	$107.20	$111.08	$112.78	$110.46

Total return	1.12%	3.24%	7.29%	10.22%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,401,378	$2,554,918	$2,492,441	$2,076,579
Ratio of expenses to average net assets[d]	0.15%[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	4.75%	4.71%	4.83%	5.38%
Portfolio turnover rate[f]	71%	32%	0%	20%

[a]	Commencement of operations.
[b]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Index Providers

Lehman Brothers is a leading global financial firm that serves the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Lehman Brothers is not affiliated with the Trust, BGI, BGFA, Investors Bank, SEI, the AMEX or the NYSE.

Goldman Sachs is a leading global investment banking and securities firm that provides a full range of investing advisory, and financing services worldwide to a substantial and diversified client base. Goldman Sachs is not affiliated with the Trust, BGI, BGFA, Investors Bank, SEI, the AMEX or the NYSE.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to the Trust at no charge.

i  Shares

Disclaimers

The iShares Lehman Bond Funds are not sponsored, endorsed or promoted by Lehman Brothers. Lehman Brothers makes no representation or warranty, express or implied, to the owners of the Treasury Funds or the iShares Lehman TIPS Bond Fund or the iShares Lehman Aggregate Bond Fund (collectively, the “Lehman Funds”) or any member of the public regarding the advisability of owning or trading in the Lehman Funds. Lehman Brothers’ only relationship to the Trust, BGI or BGFA is the licensing of certain trademarks, service marks and trade names of the Lehman Brothers Indices, which are determined, composed and calculated by Lehman Brothers without regard to the Trust, BGI, BGFA or the owners of the Lehman Funds. Lehman Brothers has no obligation to take the needs of BGI, BGFA or the owners of the Lehman Funds into consideration in determining, composing or calculating the Lehman Brothers Indices. Lehman Brothers is not responsible for and has not participated in the determination or the timing of prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Lehman Brothers has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares. Lehman Brothers does not guarantee the accuracy and/or the completeness of the Lehman Brothers Indices or any data included therein. Lehman Brothers shall have no liability for any errors, omissions or interruptions therein. Lehman Brothers makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA or owners of the shares of the Trust, or any other person or entity, from the use of the Lehman Brothers Indices or any data included therein. Lehman Brothers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Lehman Brothers Indices or any data included therein. Without limiting any of the foregoing, in no event shall Lehman Brothers have any liability for any lost profits or special, punitive, direct, indirect, or consequential damages even if notified thereof. There are no third party beneficiaries of any agreements or arrangements between Lehman Brothers and BGI and BGFA.

The iShares GS $ InvesTop™ Corporate Bond Fund is not sponsored, endorsed or promoted by Goldman Sachs. Goldman Sachs makes no representation or warranty, express or implied, to the owners of the iShares GS $ InvesTop™ Corporate Bond Fund or any member of the public regarding the advisability of owning or trading in the iShares GS $ InvesTop™ Corporate Bond Fund, investing in securities generally, or the ability of the GS $ InvesTop™ Index to track the appropriate bond market performance. Goldman Sachs’ only relationship to the Trust, BGI or BGFA is the licensing of certain trademarks, servicemarks and trade names of the GS $ InvesTop™ Index, which is determined, composed and calculated by Goldman Sachs or its agents without regard to BGI, BGFA or the owners of the iShares GS $ InvesTop™ Corporate Bond Fund. Goldman Sachs has no obligation to take the needs of BGI, BGFA, or the owners of the iShares GS $ InvesTop™ Corporate Bond Fund into consideration in determining, composing or calculating the GS $ InvesTop™ Index. Goldman Sachs is not responsible for and has not participated in the determination or timing of prices, or quantities of shares to be listed or in the determination or calculation of the redemption price per share, or the determination of the representative sampling of bonds used in the iShares GS $ InvesTop™ Corporate Bond Fund. Goldman Sachs has no obligation or liability in connection with the administration, marketing or trading of the iShares GS $ InvesTop™ Corporate Bond Fund or shares of the Trust. Goldman Sachs does not guarantee the accuracy and/or the completeness of the GS $ InvesTop™ Index or any data included therein. Goldman Sachs expressly disclaims and shall have no liability for any errors, omissions or interruptions therein. Goldman Sachs makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA, the iShares GS $ InvesTop™ Corporate Bond Fund or owners of the shares of the Trust, or any other person or entity, from the use of the GS $ InvesTop™ Index or any data included therein. Goldman Sachs makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the GS $ InvesTop™ Index or any data included therein. Without limiting any of the foregoing, in no event shall Goldman Sachs have any liability for any lost

iShares Disclaimers

profits or special, punitive, direct, indirect or consequential damages even if notified thereof. There are no third party beneficiaries of any agreements or arrangements between Goldman Sachs and BGI and BGFA.

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of the Funds or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track bond market performance. Each Underlying Index identified herein is determined, composed and calculated by Lehman Brothers and Goldman Sachs without regard to any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the shares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Shares of the Trust are not sponsored, endorsed or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Lehman Brothers and Goldman Sachs without regard to any Fund. The NYSE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The NYSE does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The NYSE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, to the owners of the shares of any Fund, or to any other person or entity, from the use of any

i  Shares

Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

iShares Disclaimers

Supplemental Information

I.    Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this prospectus.

Each line in the table shows the number of trading days in which shares of a Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

i  Shares

iShares Lehman 1-3 Year Treasury Bond Fund

Period Covered: January 1, 2005 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	314	100.00%

	314	100.00%

iShares Lehman 7-10 Year Treasury Bond Fund

Period Covered: January 1, 2005 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	314	100.00%

	314	100.00%

iShares Lehman 20+ Year Treasury Bond Fund

Period Covered: January 1, 2005 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	314	100.00%

	314	100.00%

iShares Lehman TIPS Bond Fund

Period Covered: January 1, 2005 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.32%
Between 0.5% and -0.5%	313	99.68

	314	100.00%

iShares Lehman Aggregate Bond Fund

Period Covered: January 1, 2005 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	6	1.91%
Between 0.5% and -0.5%	308	98.09

	314	100.00%

iShares GS $ InvesTop™ Corporate Bond Fund

Period Covered: January 1, 2005 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	70	22.29%
Between 0.5% and -0.5%	243	77.39
Less than -0.5%	1	0.32

	314	100.00%

iShares Supplemental Information

II.    Total Return Information

The tables below present information about the total return of each Fund’s Underlying Index and the total return of each Fund. The information presented for each Fund is for the applicable period ended February 28, 2006.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share NAV is the value of one share of each Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The Market Price is determined by using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 2/28/06			Inception to 2/28/06*			Inception to 2/28/06*
iShares Bond Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Lehman 1-3 Year Treasury	2.01%	2.09%	2.15%	1.81%	1.83%	1.96%	6.68%	6.75%	7.25%
Lehman 7-10 Year Treasury	2.21%	2.32%	2.33%	4.16%	4.16%	4.09%	15.83%	15.86%	15.59%
Lehman 20+ Year Treasury	6.12%	6.07%	6.22%	7.81%	7.78%	7.90%	31.18%	31.06%	31.58%
Lehman TIPS	3.04%	3.03%	3.21%	5.16%	5.18%	5.35%	11.92%	11.96%	12.38%
Lehman Aggregate	2.53%	2.39%	2.74%	3.32%	3.44%	3.59%	8.30%	8.59%	8.98%
GS $ InvesTop™ Corporate	1.12%	1.14%	0.98%	6.01%	6.08%	5.98%	23.44%	23.75%	23.31%

*	Total returns for the periods since inception are calculated from the inception date of the Funds (7/22/02 for the three iShares Lehman Treasury Bond Funds and the iShares GS $ InvesTop™ Corporate Bond Fund, 9/22/03 for the iShares Lehman Aggregate Bond Fund and 12/4/03 for the iShares Lehman TIPS Bond Fund). The first day of secondary market trading for the Funds was 7/26/02 for the three iShares Lehman Treasury Bond Funds and the iShares GS $InvesTop™ Corporate Bond Fund, 9/26/03 for the iShares Lehman Aggregate Bond Fund and 12/5/03 for the iShares Lehman TIPS Bond Fund.

i  Shares

Copies of the Prospectus, SAI, and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

If you have questions about the Funds or shares of the Trust or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call: (toll free)	1-800-iShares 1-800-474-2737 Monday through Friday 8:00 a.m. to 8:00 p.m. (Eastern time)
Email:	iSharesfunds@seic.com
Write:	iShares Trust c/o SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

BGI-F-016-07006

iShares Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

1 800 iShares (1 800 474 2737) www.iShares.com

BARCLAYS

iShares®

PROSPECTUS | JULY 1, 2006

iSHARES GS $ INVESTOP™ CORPORATE BOND FUND

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

iShares®

iShares Trust

iShares Trust (the “Trust”) currently consists of over 80 separate investment portfolios called “Funds.” The Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the GS $ InvesTop™ Index, a corporate bond market index compiled by Goldman, Sachs & Co. (the “Index Provider”). This Prospectus relates to the iShares GS $ InvesTop™ Corporate Bond Fund.

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Fund.

The Trust is a registered investment company. The shares of the Fund are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange (“AMEX”). Market prices for the Fund’s shares may be different from its net asset value per share (“NAV”). The Fund has its own CUSIP number and exchange trading symbol.

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated July 1, 2006

page i

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Trust as a whole and the iShares GS $ InvesTop™ Corporate Bond Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

The Fund is an “index fund” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”). The Fund’s Underlying Index, the GS $ InvesTop™ Index, was developed by Goldman, Sachs & Co. (“Goldman Sachs”). Goldman Sachs is a leading global investment banking and securities firm that provides a full range of investing, advisory and financing services worldwide to a substantial and diversified client base. The GS $ InvesTop™ Index is an index of highly liquid investment grade corporate bonds.

BGFA, the investment adviser to the Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with Goldman Sachs.

®	iShares is a registered trademark of Barclays Global Investors, N.A.

™	“GS $ InvesTop™”, “GS $ Investment Grade Index™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop™ Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co. The GS $ InvesTop™ Corporate Bond Fund is not sponsored or endorsed by Goldman Sachs or any of its affiliates, and neither Goldman Sachs nor any of its affiliates makes any representations regarding the advisability of investing in shares of the Trust.

iShares Overview

iShares GS $ InvesTop™

Corporate Bond Fund

Cusip: 464287242

Trading Symbol: LQD

Underlying Index: GS $ InvesTop™ Index

Investment Objective

The iShares GS $ InvesTop™ Corporate Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment grade corporate bond market as defined by the GS $ InvesTop™ Index (the “Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

BGFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally will invest at least 90% of its assets in the bonds of its Index and at least 95% of its assets in investment grade corporate bonds. The Fund also may invest in bonds not included in its Index, but which BGFA believes will help the Fund track its Index. For example, the Fund may invest in bonds not included in its Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

Description of the InvesTop™ Index

The InvesTop™ Index measures the performance of a fixed number of highly liquid, investment grade corporate bonds. As of May 31, 2006, there were 100 bonds included in the Index. The Index is a rules-based index consisting of highly liquid, investment grade, U.S. dollar-denominated corporate bonds that seeks to maximize liquidity while maintaining representation of the broader corporate bond market. The Index was started in 1999 and is a subset of the GS $ Investment Grade Index™, an index of over 500 investment grade bonds. Bonds in the Index are selected from the universe of eligible bonds in the GS $ Investment Grade Index using defined rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, SEC registered corporate bonds that (i) are issued by companies domiciled in the U.S., Canada, Western Europe, or Japan; (ii) are rated investment grade; (iii) have at least $500 million of outstanding face value; and (iv) are less than five years old and have at least three years to maturity. Bonds are automatically disqualified from being included in the Index if their average spreads and volatility fall outside of certain defined ranges. The Index is equally weighted by par value and the securities in the Index are updated on the last business day of each month.

i  Shares

Representative Sampling

BGFA uses a Representative Sampling indexing strategy to manage the Fund. “Representative Sampling” is investing in a representative sample of bonds in the relevant Underlying Index, which has a similar investment profile as the relevant Underlying Index. Bonds selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. This means that the Fund generally will not hold all of the bonds that are included in the Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of the Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between the Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation percentage of less than 100% is called “tracking error.” A Fund using a Representative Sampling indexing strategy can be expected to have a greater tracking error than a Fund using a Replication indexing strategy. Replication is an indexing strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportion as in the Underlying Index.

Industry Concentration Policy

The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, except that the Fund will concentrate its investments to approximately the same extent that the Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors

Since the Fund generally will invest at least 95% of its assets in corporate bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

■	Market Risk: The Fund’s NAV will react to securities market movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

■	Debt Securities Risk: Prices of bonds may fall because of a rise in interest rates, issuer quality considerations and other considerations. For example, prices may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer’s credit rating or business prospects. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

■	Asset Class Risk: The returns from the types of bonds in which the Fund invests may underperform returns from various general bond markets or different asset classes. The bonds in the Underlying Index may underperform equity investments and fixed income investments that track other markets, segments or sectors. Different types of bonds tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

iShares GS $ InvesTop™ Corporate Bond Fund

■	Interest Rate Risk: As interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. To the extent a Fund invests a substantial portion of its assets in fixed income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

■	Credit Risk: There is a chance that any of the Fund’s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing a Fund’s income level and share price. Securities issued by the U.S. government have limited credit risk. However, securities issued by U.S. government agencies (such as U.S. agency mortgage pass-through securities) are not necessarily backed by the full faith and credit of the U.S. government.

■	Passive Management Risk: The Fund is not actively managed. The Fund may be affected by a general decline in the U.S. bond market segments relating to its Underlying Index. The Fund invests in the bonds included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

■	Concentration Risk: If the Underlying Index concentrates in a particular industry, group of industries or sector, the Fund may be adversely affected by the performance of those bonds and may be subject to price volatility. In addition, if the Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

■	Non-Diversification Risk: The Fund is classified as “non-diversified.” A non-diversified fund generally may invest most of its assets in the securities of a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular securities, or to a single economic, political or regulatory occurrence affecting these securities.

■	Tracking Error Risk: Imperfect correlation between the Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory policies may cause the Fund’s performance to not match the performance of its Underlying Index. This is called “tracking error.” Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

■	Management Risk: Because the Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index, a Fund is subject to management risk. This is the risk that BGFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

■	Market Trading Risks:

■	Absence of Prior Active Market: Although shares of the Fund described in this Prospectus are listed for trading on national securities exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

■	Lack of Market Liquidity: Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

■	Fluctuation of NAV: Shares of the Fund may trade at, above or below their NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of the Fund’s shares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of the Fund’s shares should not be sustained.

i  Shares

■	Lack of Governmental Insurance or Guarantee: An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

■	The bonds in the Index may underperform the equity investments and fixed income investments that track other markets, segments or sectors.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s combined Statement of Additional Information (“SAI”). The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the three months ended March 31, 2006 was –1.47%. The best calendar quarter return during the period shown above was 5.26% in the 2nd quarter of 2003; the worst was –4.26% in the 2nd quarter of 2004.

Average Annual Total Returns

(for the period ended December 31, 2005)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	1.00%	6.27%
Return After Taxes on Distributions[2]	–0.64%	4.46%
Return After Taxes on Distributions and Sale of Fund Shares[2]	0.65%	4.30%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	0.84%	6.25%

[1]	Inception date: 7/22/2002.

[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s return before taxes and/or returns after taxes on distributions.

iShares GS $ InvesTop™ Corporate Bond Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.15%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2006 was $10,348,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $10,348,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,898 if the Creation Unit is redeemed after one year, $51,043 if the Creation Unit is redeemed after three years, $88,582 if the Creation Unit is redeemed after five years and $199,564 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

i  Shares

Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for the Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.

For the fiscal year ended February 28, 2006, BGFA received management fees from the Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
iShares GS $ InvesTop™ Corporate Bond Fund	0.15%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of March 31, 2006, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.6 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement with BGFA is available in the Fund’s semi-annual annual report for the 6-month period ended August 31, 2005.

Portfolio Managers

Chris Mosellen and Lee Sterne (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Chris Mosellen is an employee of BGFA and BGI and, together with the other Portfolio Manager, has been primarily responsible for the day-to-day management of the Fund since 2003. Mr. Mosellen has been employed by BGFA and BGI as a portfolio manager since 2003. Prior to joining BGFA and BGI, Mr. Mosellen was employed by Standish Mellon Asset Management as an associate portfolio manager for core bond portfolios from 2000 to 2003.

Lee Sterne is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since inception. Mr. Sterne has been employed by BGFA and BGI as a portfolio manager since 1996.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Fund for which they are Portfolio Managers.

iShares Management

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for the Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling Shares

Shares of the Fund trade on national securities exchanges and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Shares of the Fund may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

The Trust’s Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed and traded on national securities exchanges.

Shares of the Fund trade under the trading symbol LQD.

The Fund is listed on the AMEX. The AMEX is open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Fund.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name,

i  Shares

and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of the Fund will be disseminated every fifteen seconds throughout the trading day by the AMEX or by other information providers, or market data vendors. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and makes no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the NAV for the Fund generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time. The NAV of the Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating the Fund’s NAV, the Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which the Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

iShares Shareholder Information

Dividends and Distributions

The Fund pays out dividends to investors at least monthly and may pay them on a more frequent basis. The Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from the Fund’s net investment income, including income from securities lending, and out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares. Distributions from the Fund do not qualify for the lower tax rates applicable to qualified dividend income. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, distributions with respect to the Fund’s taxable years before January 1, 2008, that qualify as “interest-related dividends” or as “short-term capital gain dividends” may not be subject to U.S. withholding tax.

In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, a Fund must designate it as such in a writing to shareholders; depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes when Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

i  Shares

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in the shares of the Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units, each of which consists of 100,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Fund’s distributor, which is subject to acceptance by the Fund’s transfer agent, and deposits into the Fund a portfolio of bonds closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of bonds held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is a DTC participant and has the ability to clear through the Federal Reserve System. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

The Fund may impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The standard creation and redemption transaction fee for the Fund is discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and, other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions made for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge as further described in the SAI. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in

iShares Shareholder Information

Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table shows, as of May 31, 2006, the approximate value of one Creation Unit of the Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee
iShares GS $ InvesTop™ Corporate Bond Fund	$10,348,000	$500

Householding

Householding is an option available to certain investors of the iShares Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the iShares Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distribution

SEI serves as the distributor of Creation Units for the Fund on an agency basis. SEI does not maintain a secondary market in shares of the Fund. SEI has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. SEI’s principal address is One Freedom Valley Drive, Oaks, PA 19456.

i  Shares

Financial Highlights

The financial highlights table is intended to help investors understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single share of the Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Fund’s financial statements in the Annual Report (available upon request).

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares GS $ InvesTop™ Corporate Bond Fund
	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$111.08	$112.78	$110.46	$103.03

Income from investment operations:
Net investment income	5.15	5.18	5.35	3.24
Net realized and unrealized gain (loss)	(3.92)	(1.70)	2.44	7.12

Total from investment operations	1.23	3.48	7.79	10.36

Less distributions from:
Net investment income	(5.11)	(5.18)	(5.38)	(2.93)
Net realized gain	–	–	(0.09)[b]	–

Total distributions	(5.11)	(5.18)	(5.47)	(2.93)

Net asset value, end of period	$107.20	$111.08	$112.78	$110.46

Total return	1.12%	3.24%	7.29%	10.22%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,401,378	$2,554,918	$2,492,441	$2,076,579
Ratio of expenses to average net assets[d]	0.15%[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	4.75%	4.71%	4.83%	5.38%
Portfolio turnover rate[f]	71%	32%	0%	20%

[a]	Commencement of operations.
[b]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Index Provider

Goldman Sachs is a leading global investment banking and securities firm that provides a full range of investing, advisory and financing services worldwide to a substantial and diversified client base. Goldman Sachs is not affiliated with the Trust, BGI, BGFA, Investors Bank, SEI or the AMEX.

BGI has entered into a license agreement with Goldman Sachs to use the GS $ InvesTop™ Index. BGI is sub-licensing rights in the GS $ InvesTop™ Index to the Trust at no charge.

i  Shares

Disclaimers

The iShares GS $ InvesTop™ Corporate Bond Fund is not sponsored, endorsed or promoted by Goldman Sachs. Goldman Sachs makes no representation or warranty, express or implied, to the owners of the iShares GS $ InvesTop™ Corporate Bond Fund or any member of the public regarding the advisability of owning or trading in the iShares GS $ InvesTop™ Corporate Bond Fund, investing in securities generally, or the ability of the GS $ InvesTop™ Index to track the appropriate bond market performance. Goldman Sachs only relationship to the Trust, BGI, or BGFA is the licensing of certain trademarks and trade names of the GS $ InvesTop™ Index which is determined, composed and calculated by Goldman Sachs or its agents without regard to BGI, BGFA or the iShares GS $ InvesTop™ Corporate Bond Fund. Goldman Sachs has no obligation to take the needs of BGI, BGFA, or the owners of the iShares GS $ InvesTop™ Corporate Bond Fund into consideration in determining, composing or calculating the GS $ InvesTop™ Index. Goldman Sachs is not responsible for and has not participated in the determination or timing of prices, or quantities of shares of the Trust to be listed or in the determination or calculation of the redemption price per share, or the determination of the representative sampling of bonds used in the iShares GS $ InvesTop™ Corporate Bond Fund. Goldman Sachs has no obligation or liability in connection with the administration, marketing or trading of the iShares GS $ InvesTop™ Corporate Bond Fund or shares of the Trust. Goldman Sachs does not guarantee the accuracy and/or the completeness of the GS $ InvesTop™ Index or any data included therein. Goldman Sachs expressly disclaims and shall have no liability for any errors, omissions or interruptions therein. Goldman Sachs makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA, the iShares GS $ InvesTop™ Corporate Bond Fund or owners of shares of the Trust, or any other person or entity, from the use of the GS $ InvesTop™ Index or any data included therein. Goldman Sachs makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the GS $ InvesTop™ Index or any data included therein. Without limiting any of the foregoing, in no event shall Goldman Sachs have any liability for any lost profits or special, punitive, direct, indirect or consequential damages even if notified thereof. There are no third party beneficiaries of any agreements or arrangements between Goldman Sachs and BGI and BGFA.

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the iShares GS $ InvesTop™ Corporate Bond Fund to track the total return performance of the GS $ InvesTop™ Index or the ability of the GS $ InvesTop™ Index to track bond market performance. The GS $ InvesTop™ Index is determined, composed and calculated by Goldman Sachs without regard to the iShares GS $ InvesTop™ Corporate Bond Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the GS $ InvesTop™ Index, nor in the determination of the timing of, prices of, or quantities of the shares of the iShares GS $ InvesTop™ Corporate Bond Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the iShares of the iShares GS $ InvesTop™ Corporate Bond Fund in connection with the administration, marketing or trading of the shares of the iShares GS $ InvesTop™ Corporate Bond Fund.

The AMEX does not guarantee the accuracy and/or the completeness of the GS $ InvesTop™ Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the GS $ InvesTop™ Index or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the GS $ InvesTop™ Index or any data included therein. Without limiting any of the

iShares Disclaimers

foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the GS $ InvesTop™ Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the iShares GS $ InvesTop™ Corporate Bond Fund, to the owners of shares of the iShares GS $ InvesTop™ Corporate Bond Fund, or to any other person or entity, from the use of the GS $ InvesTop™ Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the GS $ InvesTop™ Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

i  Shares

Supplemental Information

I.    Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the iShares GS $ InvesTop™ Corporate Bond Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) of the iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund included in this prospectus.

Each line in the table shows the number of trading days in which the shares of the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares GS $ InvesTop™ Corporate Bond Fund

Period Covered: January 1, 2005 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	70	22.29%
Between 0.5% and -0.5%	243	77.39%
Less than -0.5%	1	0.32%

	314	100.00%

iShares Supplemental Information

II.    Total Return Information

The table below presents information about the total return of the Fund’s Underlying Index and the total return of the Fund. The information presented for the Fund is for its fiscal year ended February 28, 2006.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share NAV is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The Market Price is determined by using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of each fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 2/28/06			Inception to 2/28/06*			Inception to 2/28/06*
iShares Bond Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
iShares GS $ InvesTop Corporate	1.12%	1.14%	0.98%	6.01%	6.08%	5.98%	23.44%	23.75%	23.31%

*	Total returns for the period since inception are calculated from the inception date of the Fund (7/22/02). The first day of secondary market trading in shares of the Fund is 7/26/02.

i  Shares

Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about the Fund's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

If you have questions about the Fund or shares of the Trust or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call: (toll free)	1-800-iShares 1-800-474-2737 Monday through Friday 8:00 a.m. to 8:00 p.m. (Eastern time)
Email:	iSharesfunds@seic.com
Write:	iShares Trust c/o SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

BGI-F-017-07006

iShares® *Industrial strength investment tools from* BARCLAYS GLOBAL INVESTORS

1 800 iSHARES (1 800 474 2737)   www.iSHARES.COM

BARCLAYS

iShares® Trust

Statement of Additional Information

Dated July 1, 2006

This combined Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus for the following Funds of iShares Trust (the “Trust”) as such Prospectus may be revised or supplemented from time to time:

iShares Lehman 1-3 Year Treasury Bond Fund

iShares Lehman 7-10 Year Treasury Bond Fund

iShares Lehman 20+ Year Treasury Bond Fund

iShares Lehman TIPS Bond Fund

iShares Lehman Aggregate Bond Fund

iShares GS $ InvesTop™ Corporate Bond Fund

The current Prospectus for the various iShares Funds included in this SAI is dated July 1, 2006. In addition, investors in the iShares GS $ InvesTop Corporate Bond Fund may refer to the stand-alone Prospectus for the Fund dated July 1, 2006. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus for each Fund, unless otherwise noted. The Financial Statements and Notes contained in the Annual Reports of the Trust for the above listed Funds are incorporated by reference into and deemed to be a part of this SAI. A copy of each Prospectus and Annual Report may be obtained without charge by writing to the Trust’s distributor, SEI Investments Distribution Co. (“SEI” or the “Distributor”), at 1 Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.iShares.com. ®iShares is a registered trademark of Barclays Global Investors, N.A.

i

ii

iii

General Description of the Trust and its Funds

iShares Trust (the “Trust”) currently consists of over 80 investment portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following funds (each, a “Fund” and collectively, the “Funds”):

•	iShares Lehman 1-3 Year Treasury Bond Fund

•	iShares Lehman 7-10 Year Treasury Bond Fund

•	iShares Lehman 20+ Year Treasury Bond Fund

•	iShares Lehman Aggregate Bond Fund

•	iShares Lehman TIPS Bond Fund

•	iShares GS $ InvesTop™ Corporate Bond Fund

The iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, and iShares Lehman 20+ Year Treasury Bond Fund are sometimes referred to herein as the “Treasury Funds.” The iShares Lehman TIPS Bond Fund is sometimes referred to herein as the “TIPS Bond Fund.” The iShares Lehman Aggregate Bond Fund is sometimes referred to herein as the “Lehman Aggregate Bond Fund.” The iShares GS $ InvesTop™ Corporate Bond Fund is sometimes referred to herein as the “InvesTop™ Corporate Bond Fund.”

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an “Underlying Index”) representing a segment of the U.S. bond market. Each Fund is managed by Barclays Global Fund Advisors (“BGFA”), a subsidiary of Barclays Global Investors, N.A. (“BGI”).

Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of fixed income securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The shares described in the Prospectus and this SAI are listed and traded on national securities exchanges, such as the American Stock Exchange (“AMEX”) or the New York Stock Exchange (“NYSE”). Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of shares, generally 100,000 or multiples thereof.

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the Shareholder Information section. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.

Shares of each Fund are listed on either the AMEX or the NYSE (each, a “Listing Exchange”) and trade throughout the day on these Listing Exchanges and other secondary markets. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. A Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the shares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on a Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other publicly traded securities, broker’s commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through share splits or reverse share splits, which would have no effect on the net assets of the applicable Fund.

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing primarily in both fixed income securities that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from a Fund’s portfolio.

Each Fund engages in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Each Treasury Fund generally will invest at least 90% of its assets in bonds of its Underlying Index and at least 95% of its assets in U.S. government bonds. Each Treasury Fund may also invest up to 10% of its assets in U.S. government bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Treasury Fund may invest in bonds not included in its Underlying Index in order to reflect changes in the relevant Underlying Index (such as reconstitutions, additions and deletions). Each Treasury Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

The Lehman TIPS Bond Fund generally will invest at least 90% of its assets in the inflation-protected bonds of its Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund also may invest up to 10% of its assets in U.S. government bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its relevant Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

The Lehman Aggregate Bond Fund generally will seek to track the performance of its Underlying Index by investing approximately 90% of its assets in the bonds represented in its Underlying Index and in securities that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index, as well as in cash and high-quality, liquid short-term instruments, including shares of money market funds affiliated with BGFA. For example, the Fund may invest in securities not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions). A substantial portion of the bonds represented in its Underlying Index are U.S. agency mortgage pass-through securities. U.S. agency mortgage pass-through securities are securities issued by entities such as the Government National Mortgage Association (“GNMA”) and the Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds affiliated with BGFA.

The InvesTop™ Corporate Bond Fund generally will invest at least 90% of its assets in the bonds of its Underlying Index and at least 95% of its assets in investment grade corporate bonds. However, the Fund may at times invest up to 20% of its assets in bonds not included in its relevant Underlying Index but which BGFA believes will help the Fund track its Underlying Index and which are either (i) included in the broader index upon which the Underlying Index is based (i.e., the GS $ Investment Grade Index™); or (ii) new issues which BGFA believes are entering or about to enter the Underlying Index or the GS $ Investment Grade Index™. The Fund may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations, and in cash are cash equivalents, including shares of money market funds affiliated with BGFA.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of each Fund.

DIVERSIFIED FUNDS	NON-DIVERSIFIED FUND
iShares Lehman 1-3 Year Treasury Bond Fund	iShares GS $ InvesTop™ Corporate Bond Fund

iShares Lehman 7-10 Year Treasury Bond Fund

iShares Lehman 20+ Year Treasury Bond Fund

iShares Lehman TIPS Bond Fund

iShares Lehman Aggregate Bond Fund

With respect to 75% of a Fund’s total assets, a diversified Fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the Fund’s total assets may be invested in any manner.

A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

In addition, both diversified and non-diversified Funds may concentrate their investments in a particular industry or group of industries, as noted in the description of such Fund. The securities of issuers in particular industries may dominate the Underlying Index of such a Fund and consequently the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies.

Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code (the “IRC”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

Bonds. Each Fund invests a substantial portion of its assets in U.S. registered, dollar-denominated bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date.

An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).

U.S. government Obligations. The Treasury Funds and the TIPS Bond Fund invest almost exclusively in various types of U.S. government obligations. The Lehman Aggregate Bond Fund invests a portion of its assets in U.S. government obligations. U.S. government obligations are a type of bond. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association (i.e., GNMA) certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association (i.e., FNMA), Federal Home Loan Mortgage Corporation (i.e., FHLMC) and Federal Home Loan Bank (i.e., FHLB) notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Inflation-Protected Obligations. The TIPS Bond Fund invests almost exclusively in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are a type of U.S. government obligation issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation - a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Mortgage Pass-Through Securities. A significant portion of the Lehman Brothers U.S. Aggregate Index (the “Lehman Aggregate Index”) (recently, about 33%) represents the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. Therefore, a substantial portion of the Lehman Aggregate Bond Fund is invested to seek exposure to a representative sample of U.S. agency mortgage pass-through securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”). In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. The portion of the Lehman Aggregate Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of mortgage pass-through securities.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Lehman Aggregate Bond Fund seeks to obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. The Fund intends to use TBA transactions in several ways. For example, the Fund expects that it will regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BGFA will monitor the creditworthiness of such counterparties. The Fund’s use of “TBA rolls” may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other Funds described herein.

The Lehman Aggregate Bond Fund intends to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with BGFA.

Asset-Backed and Commercial Mortgage-Backed Securities. The Lehman Aggregate Bond Fund may invest in asset-backed and commercial mortgaged-backed securities (though it currently does not intend to do so). Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely.

Short-term Instruments and Temporary Investments. Each Fund may invest in various money market instruments. Money market instruments are generally short-term investments that may include but are not limited to: (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches); (iii) commercial paper rated at the time of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P, or, if unrated, of comparable quality as determined by BGFA ; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirement set forth in Rule 2a-7 under the 1940 Act; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market mutual funds, including those managed by BGFA.

Futures and Options. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated to the extent required by law.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. Pursuant to an exemptive order granted to the Funds by the SEC, each Fund may invest its assets in securities of money market funds advised by BGFA or otherwise affiliated with BGFA in excess of the limits discussed above. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses.

Lending Portfolio Securities. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Fund’s Board of Trustees. BGI acts as securities lending agent for the Fund subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Funds will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found to be satisfactory by BGFA.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund’s assets. The Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. The Fund segregates liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

U.S. Registered Securities of Foreign Issuers. The Lehman Aggregate Bond Fund and the InvesTop™ Corporate Bond Fund each may invest in U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national entities. Investing in U.S. registered, dollar-denominated, investment grade bonds issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Proxy Voting Policy

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and BGFA’s role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA’s approach is also driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	Each Fund generally supports the board’s nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

•	Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

•	Each Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates, from having undue influence on BGFA’s proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary’s determination.

Information with respect to how BGFA voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares or through the Fund’s website at www.iShares.com; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The Funds’ Board of Trustees has adopted a policy regarding the disclosure of the Funds’ portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of each Fund’s respective shareholders; (b) does not put the interests of the Funds’ investment adviser (the “BGFA” or “Investment Adviser”), the Funds’ distributor (the “Distributor”), or any affiliated person of the Funds, the Investment Adviser or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and discussed below; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The “Entities” referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based subscription services, including those large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as “Creation Units”) pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeem their shares (“iShares Exemptive Orders”), and other institutional market participants and entities that provide information services.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. This information typically reflects each Fund’s anticipated holdings on the following business day.

Daily access to information concerning the Funds’ portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Investment Adviser and the Funds’ distributor, administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Funds, and the terms of the iShares Funds’ current registration statements.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder. A Fund, however, may voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties in a contemporaneous manner.

The Funds’ Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Funds’ Board of Trustees reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance Standards for the Underlying Indices

Each Treasury Fund invests substantially all of its assets in securities in one of the following indices: the Lehman Brothers 1-3 Year U.S. Treasury Index, the Lehman Brothers 7-10 Year U.S. Treasury Index or the Lehman Brothers 20+ Year U.S. Treasury Index (each, a “Lehman Treasury Index”). The TIPS Bond Fund invests substantially all of its assets in the securities in the Lehman Brothers U.S. TIPS Index. The Lehman Aggregate Bond Fund invests substantially all of its assets in securities represented in the Lehman Brothers U.S. Aggregate Index. The InvesTop™ Corporate Bond Fund invests substantially all of its assets in securities in the GS $ InvesTop™ Index (the “InvesTop™ Index”).

Brief descriptions of the Funds’ Underlying Indices are provided below.

The Lehman Indices

Lehman Brothers 1-3 Year U.S. Treasury Index

Index Description. The Lehman Brothers 1-3 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 year and less than 3 years. As of May 31, 2006, there were 36 issues included in the Index.

Index Methodology. The Lehman Brothers 1-3 Year Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poors, and Fitch Rating), and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), state and local government series bonds, and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers 7-10 Year U.S. Treasury Index

Index Description. The Lehman Brothers 7-10 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 7 years and less than 10 years. As of May 31, 2006, there were 20 issues included in the Index.

Index Methodology. The Lehman Brothers 7-10 Year Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 7 years and less than 10 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poors, and Fitch Rating), and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), state and local government series bonds, and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers 20+ Year U.S. Treasury Index

Index Description. The Lehman Brothers 20+ Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. As of May 31, 2006, there were 12 issues included in the Index.

Index Methodology. The Lehman Brothers 20+ Year U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 20 or more years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poors, and Fitch Rating), and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), state and local government series bonds, and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers U.S. TIPS Index

Index Description. The Lehman Brothers U.S. TIPS Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. Inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. As May 31, 2006, there were 18 issues included in the Index.

Index Methodology. The Lehman Brothers U.S. TIPS Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poors, and Fitch Rating), and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers U.S. Aggregate Index

Index Description. The Lehman Brothers U.S. Aggregate Index represents the securities of the total United States investment grade bond market. As of May 31, 2006, there were 6,610 issues included in the Index.

Index Methodology. The Index provides a measure of the performance of the U.S. investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poors, and Fitch Rating) U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Index must have $250 million or more of outstanding face value and must have at least 1 year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed rate, non-convertible, and taxable. Certain types of securities, such as flower bonds, targeted investor notes (TINs), and state and local government series bonds are excluded from the Index. Also excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Maintenance of Each Lehman Index

The Index constituents are reset on the last business day of each month and remain static throughout the month. The universe of Index constituents adjust for securities that become ineligible for inclusion in an Index during the month (e.g., because of downgrades or called bonds) or for issues that are newly eligible (e.g., up-grades or newly issued bonds) on the last business day of each month. The Lehman Indices are valued using end of day bid side prices, as marked by Lehman Brothers. Intra-month cash flows contribute to monthly returns, but they are not reinvested during the month and do not earn a reinvestment return. Total returns are calculated based on the sum of price changes, gain/loss on repayments of principal, and coupon received or accrued, expressed as a percentage of beginning market value. The Lehman Indices are calculated once a day and are available from major data vendors.

The InvesTop™ Index

Index Description. The InvesTop™ Index measures the performance of a fixed number of highly liquid investment grade corporate bonds. The InvesTop™ Index is a rules-based index consisting of highly liquid, investment grade, U.S. dollar-denominated corporate bonds that seeks to maximize liquidity while maintaining representation of the broader corporate bond market. As of May 31, 2006, there were 100 bonds included in the InvesTop™ Index.

Index Methodology. The InvesTop™ Index was started in 1999 and is a subset of the GS $ Investment Grade Index™ (the “Investment Grade Index”), an index of over 500 investment grade bonds. Bonds in the InvesTop™ Index are selected from the universe of eligible bonds in the GS $ Investment Grade Index™ using defined rules. Currently, the bonds eligible for inclusion in the InvesTop™ Index include U.S. dollar-denominated, SEC registered corporate bonds that: (i) are issued by companies domiciled in the U.S., Canada, Western Europe or Japan; (ii) are rated investment grade by both Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc.; (iii) have at least $500 million of outstanding face value; and (iv) are less than five years old and have at least three years to maturity.

Component Selection Criteria. Bonds are automatically disqualified from being included in the InvesTop™ Index if their average spreads and volatility fall outside of certain defined ranges. Eligible bonds are assigned to “cells” using an approach that attempts to match the proportional weighting of the maturity ranges and other characteristics of the InvesTop™ Index to those of the broader Investment Grade Index. Eligible bonds also are assigned a liquidity score based on float, age and other factors. The 100 most liquid and representative bonds are chosen using algorithms designed to best match the maturity ranges and broad characteristics of the InvesTop™ Index to maturity ranges and characteristics of the Investment Grade Index. The InvesTop™ Index is equally weighted by par value. Although, it is not expected to vary, the number of bonds in the Index may change from time to time. To avoid concentration of single-issuer credit risk while still allowing for curve representation, only one bond issue per issuer per maturity range may be included in the InvesTop™ Index. The InvesTop™ Index is updated monthly on the last business day of each month.

Index Maintenance. The InvesTop™ Index is valued using the midpoint between the bid and ask prices, as marked by Goldman Sachs. Upon rebalancing, however, Goldman Sachs marks new bonds selected for the InvesTop™ Index at the offer side price in the market. Cash flows occurring during the month earn money market interest until the next rebalancing date, when they are reinvested in securities in the InvesTop™ Index. The components of the total return of the InvesTop™ Index are price changes, accrued interest, coupon payments, repayment of principal, and reinvestment income on cash flows earned during the month.

The composition of the InvesTop™ Index is held constant for any given calendar month to ensure continuity during the month and to avoid jumps unrelated to the price movements of the bonds. The inclusion and exclusion criteria above are applied at month-end, after the close of business. Bonds that were in the Index, but that no longer satisfy all the criteria at month-end, will be removed from the Index. If a bond becomes eligible in the middle of the month, it will still need to pass the test at the end of the month, and can be included only upon rebalancing at month-end. When a bond is called, it remains in the Index at its call price until the end of the month, after which it is removed. Changes in issue size that take place during the month are taken into consideration only at the next rebalancing date.

The methodologies of the InvesTop™ Index and Investment Grade Index are owned by Goldman Sachs and may be covered by one or more patents or pending patent applications.

Investment Limitations

Each Fund has adopted its investment objective as a non-fundamental investment policy. Therefore, each of the Funds may change its investment objective and its Underlying Index without shareholder approval. The Board has adopted as fundamental policies each Fund’s investment restrictions numbered one through six below. The restrictions for each Fund cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

No Fund will:

1.	Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.	Issue any senior security, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.	Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5.	Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund’s investment objective and policies). (Notwithstanding the foregoing, the Lehman Aggregate Bond Fund may purchase or sell mortgage pass-through securities, commercial mortgage-backed securities and real estate mortgages.)

6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund, as non-fundamental policies, will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund’s net assets to be invested in illiquid securities. Except with regard to investment limitation three above, if any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

BGFA monitors the liquidity of restricted securities in each Fund’s portfolio. In reaching liquidity decisions, BGFA considers the following factors:

•	The frequency of trades and quotes for the security;

•	The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

•	Dealer undertakings to make a market in the security; and

•	The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund’s Underlying Index and in TBA transactions with respect to the percentage of the Index (if any) that consists of mortgage pass-through securities. Each Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Master Investment Portfolio and Barclays Global Investors Funds, each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of 111 Funds within the fund complex. In addition, Richard K. Lyons and Lee T. Kranefuss each serve as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and, as a result, oversee an additional 25 portfolios within the fund complex. The address of each Trustee and Officer, unless otherwise indicated, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Trustee.

Name (Year of Birth) Interested Trustees	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Interested Trustees

*Lee T. Kranefuss (1961)	Interested Trustee, Chairman, and President (since 2003).	Chief Executive Officer of Intermediary Investors and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003) and Chief Executive Officer, Global Index and Markets Group of BGI (2005-present).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez (1962)	Interested Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of iShares, Inc.; Director (since 2003) of Larkin Street Youth Services.

*	Lee Kranefuss and John Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

Name (Year of Birth) Independent Trustees	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Independent Trustees

Richard K. Lyons (1961)	Independent Trustee (since 2000).	Executive Associate Dean (since 2005) and Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of Master Investment Portfolio and Barclays Global Investors Funds; Director (since 2002) of iShares, Inc.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G.C. Parker (1939)	Independent Trustee (since 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

Name (Year of Birth) Interested Trustees	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer

Cecilia H. Herbert (1949)	Independent Trustee (since 2005)	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director (since 2005) of iShares, Inc.; Trustee (since 2004) of Pacific Select Funds (31 portfolios); Trustee (1992-2003) of the Montgomery Funds (20 portfolios); Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty (1943)	Independent Trustee (since 2005)	Partner, KPMG, LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan (1955)	Independent Trustee (since 2005)	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Name (Year of Birth) Independent Trustees	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Officer

Michael Latham (1965)	Secretary, Treasurer and Principal Financial Officer (since 2002)	Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

The following table sets forth, as of December 31, 2005, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

NAME OF TRUSTEE	NAME OF INDEX FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Richard K. Lyons	iShares Lehman 1-3 Year Treasury Bond	$50,001-$100,000	Over $100,000
	iShares S&P 500	$10,001 - $50,000
	LifePath 2030 Portfolio	$10,001 - $50,000

Lee T. Kranefuss	iShares Lehman 1-3 Year Treasury Bond	$50,001-$100,000	Over $100,000
	iShares Russell 3000	Over $100,000
	iShares GS $ InvesTop™ Corporate Bond	$10,001 - $50,000
	iShares Dow Jones Select Dividend	$10,001 - $50,000

John E. Martinez	iShares MSCI EAFE	Over $100,000	Over $100,000
	iShares Russell 1000	Over $100,000
	iShares Russell 1000 Value	Over $100,000
	iShares S&P 500	Over $100,000

George G.C. Parker	iShares Dow Jones Select Dividend	Over $100,000	Over $100,000
	iShares FTSE/Xinhua China 25	$50,001 - $100,000
	iShares GS $ InvesTop™ Corporate Bond	Over $100,000
	iShares Lehman 1-3 Year Treasury Bond	$10,001 - $50,000
	iShares MSCI EAFE	Over $100,000
	iShares MSCI Emerging Markets	Over $100,000
	iShares MSCI Mexico	$50,001 - $100,000
	iShares Russell 1000 Value	Over $100,000
	iShares Russell 2000	$50,001 - $100,000
	iShares Russell 2000 Value	Over $100,000
	iShares S&P 100	Over $100,000
	iShares S&P 500	Over $100,000
	iShares S&P 500 Growth	$10,001 - $50,000
	iShares S&P 500 Value	$50,001 - $100,000
	iShares S&P Midcap 400	Over $100,000
	iShares S&P Midcap 400 Value	Over $100,000
	iShares S&P Global 100	$10,001 - $50,000

W. Allen Reed*	None	Not Applicable	Not Applicable

Cecilia H. Herbert	iShares MSCI Hong Kong	$10,001 - $50,000	Over $100,000
	iShares MSCI Japan	$10,001 - $50,000
	iShares Dow Jones Consumer Goods Sector	$10,001 - $50,000
	iShares Dow Jones U.S. Healthcare	$50,001 - $100,000
	iShares Dow Jones Select Dividend	$10,001 - $50,000
	iShares S&P 500 Index	Over $100,000
	iShares FTSE/Xinhua China 25	$50,001 - $100,000
*	Served as Trustee through June 30, 2006.

NAME OF TRUSTEE	NAME OF INDEX FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Charles A. Hurty	iShares S&P 500 Index	$10,001 - $50,000	Over $100,000
	iShares FTSE/Xinhua China 25	$10,001 - $50,000
	iShares Dow Jones Financial Sector	$10,001 - $50,000
	iShares Dow Jones U.S. Energy Sector	$10,001 - $50,000
	iShares Dow Jones U.S. Technology Sector	$10,001 - $50,000
	iShares MSCI EAFE	$10,001 - $50,000
	iShares MSCI Japan	$10,001 - $50,000

John E. Kerrigan	iShares Russell 1000	Over $100,000	Over $100,000

As of December 31, 2005, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (“Independent Trustees”) or their immediate family members own beneficially or of record any securities of BGFA (the Fund’s investment adviser), SEI (the Fund’s distributor) or any person controlling, controlled by or under control with BGFA or SEI.

Committees of the Board of Trustees. Each Independent Trustee serves on the Audit and Nominating Committees of the Board of Trustees. The purposes of the Audit Committee are to assist the Board of Trustees in (1) its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) its oversight of the Trust’s financial statements and the independent audit thereof; (3) selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (4) evaluating the independence of the independent accountants. The Audit Committee of the Trust met four times during the calendar year ended December 31, 2005.

The Nominating Committee nominates individuals for Independent Trustee membership on the Board of Trustees. The Nominating Committee evaluates candidates’ qualifications for board membership, including their independence from the Funds’ investment adviser and other principal service providers and the potential effects of any other relationship that might impair the independence of a candidate. In addition, the Nominating Committee periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board of Trustees. The Nominating Committee considers nominees recommended by shareholders, if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. The Nominating Committee of the Trust met one time during the calendar year ended December 31, 2005.

Remuneration of Trustees. Effective January 1, 2006, the Trust pays each Independent Trustee and John Martinez, an interested Trustee, an annual fee of $60,000 for meetings of the Board attended by the Trustee; also the Trust pays Charles Hurty an annual fee of $12,500 for service as the chairperson of the Board’s Audit committee and George G. C. Parker an annual fee of $25,000 for service as the Board’s Lead Trustee. During the period April 1, 2005 through January 1, 2006, the Trust paid each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $45,000 for meetings of the Board attended by each Trustee; also the Trust paid each Independent Trustee who served as a chairperson of a Board committee an annual fee of $2,500. Prior to April 1, 2005, the Trust paid each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $32,500 for meetings of the Board attended by each Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the total compensation paid to each interested Trustee for the calendar year ended December 31, 2005.

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation From the Funds and Fund Complex**
Lee T. Kranefuss***	$0	Not Applicable	Not Applicable	$0

John E. Martinez	$41,875	Not Applicable	Not Applicable	$83,750

*	No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
**	Includes compensation for service on the Board of Directors of iShares, Inc.
***	Lee T. Kranefuss was not compensated by the Funds due to his employment with BGI during the time period reflected in the table.

The table below sets forth the total compensation paid to each Independent Trustee for the calendar year ended December 31, 2005.

Name of Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation From the Funds and Fund Complex**
John B. Carroll***	$8,125	Not Applicable	Not Applicable	$16,250

Richard K. Lyons	$41,875	Not Applicable	Not Applicable	$108,750	****

George G.C. Parker	$43,750	Not Applicable	Not Applicable	$87,500

W. Allen Reed†	$43,750	Not Applicable	Not Applicable	$87,500

Cecilia H. Herbert[1]	$22,500	Not Applicable	Not Applicable	$45,000

Charles A. Hurty[1]	$22,500	Not Applicable	Not Applicable	$45,000

John E. Kerrigan[1]	$22,500	Not Applicable	Not Applicable	$45,000

[1]	Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan were elected to serve as Independent Trustees of the Trust effective August 11, 2005.
*	No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
**	Includes compensation for service on the Board of Directors of iShares, Inc.
***	Served as Trustee through March 1, 2005.
****	Includes compensation as Trustee for Barclays Global Investors Funds and Master Investment Portfolio, investment companies with 27 funds also advised by BGFA and/or for which BGFA provides administration services.
†	Served as Trustee through June 30, 2006.

The Trustees and officers of the Trust collectively owned less than 1% of each of the Fund’s outstanding shares as of May 31, 2006.

Control Persons and Principal Holders of Securities. Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC Participants, as of May 31, 2006, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

iSHARES BOND FUND	NAME AND ADDRESS	PERCENTAGE OF OWNERSHIP
Lehman 1-3 Year Treasury Bond Fund
	Deutsche Bank, A.G.	13.94%
	National Financial Services LLC	9.50%
	Charles Schwab & Co., Inc.	8.60%
	Salomon Smith Barney Inc.	6.85%
	Pershing LLC	6.24%

Lehman 7-10 Year Treasury Bond Fund
	Salomon Smith Barney Inc.	9.20%
	Charles Schwab & Co., Inc.	8.87%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	7.81%
	National Financial Services LLC	6.83%
	The Northern Trust Company	6.44%
	Pershing LLC	6.00%
	Dean Witter Reynolds, Inc.	5.78%

Lehman 20+ Year Treasury Bond Fund
	Charles Schwab & Co., Inc	8.33%
	National Financial Services LLC	7.68%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	7.34%
	First National Bank of Omaha	5.95%

Lehman TIPS Bond Fund
	Charles Schwab & Co., Inc.	12.06%
	National Financial Services LLC	9.56%
	Brown Brothers Harriman & Co.	8.14%
	Salomon Smith Barney Inc.	6.19%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	5.95%
	Pershing LLC	5.69%

Lehman Aggregate Bond Fund
	Dean Witter Reynolds, Inc.	11.61%
	Charles Schwab & Co., Inc.	10.95%
	National Financial Services LLC	8.28%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	7.32%
	Pershing LLC	7.25%
	The Bank of New York	7.16%

GS $ InvesTop™ Corporate Bond Fund
	A.G. Edwards	13.26%
	Dean Witter Reynolds, Inc.	10.13%
	The Bank of New York	8.84%
	Charles Schwab & Co., Inc.	7.24%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	5.94%
	National Financial Services LLC	5.43%

Investment Adviser. BGFA serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund’s aggregate net assets) listed below. The following table sets forth the management fees paid by each Fund for the periods noted below.

iSHARES INDEX FUND	MANAGEMENT FEE	MANAGEMENT FEES PAID FISCAL YEAR ENDED 2006	MANAGEMENT FEES PAID FISCAL YEAR ENDED 2005	MANAGEMENT FEES PAID FISCAL YEAR ENDED 2004
iShares Lehman 1-3 Year Treasury Bond Fund	0.15%	$6,037,175	$2,974,330	$1,571,629
iShares Lehman 7-10 Year Treasury Bond Fund	0.15%	1,551,259	887,620	564,615
iShares Lehman 20+ Year Treasury Bond Fund	0.15%	1,148,825	615,525	476,331
iShares Lehman TIPS Bond Fund	0.20%	5,549,043	2,409,057	114,523	*
iShares Lehman Aggregate Bond Fund	0.20%	4,530,914	1,417,514	170,914	**
iShares GS $ InvesTop™ Corporate Bond Fund	0.15%	3,696,766	3,725,045	3,448,786

*	Fees shown are for the period from the Fund’s inception on December 4, 2003 to February 29, 2004.
**	Fees shown are for the period from the Fund’s inception on September 22, 2003 to February 29, 2004.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI, and BGFA from controlling, or underwriting the shares of the Trust, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent, or custodian to the Funds or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

Portfolio Managers. As of June 15, 2006, Chris Mosellen is no longer a Portfolio Manager for the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Treasury Bond Fund and iShares Lehman TIPS Bond Fund. In addition to Lee Sterne (who was previously disclosed in the Prospectus dated July 1, 2005 (as revised October 24, 2005)), Joseph Kippels is also primarily responsible for the day-to-day management of the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Treasury Bond Fund and iShares Lehman TIPS Bond Fund. Chris Mosellen and Lee Sterne are primarily responsible for the day-to-day management of the iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund. Chris Mosellen, Lee Sterne and Joseph Kippels are collectively referred to as the “Portfolio Managers.” As of February 28, 2006. Chris Mosellen and Lee Sterne were also primarily responsible for the day-to-day management of other iShares Funds and certain other types of portfolios and/or accounts as indicated in the tables below:

Chris Mosellen

Types of Accounts	Number	Total Assets
Registered Investment Companies	6	$14,940,200,000
Other Pooled Investment Vehicles	2	$9,827,800,000
Other Accounts	7	$100,000
Accounts with Incentive-Based Fee Arrangements	0	N/A

Lee Sterne

Types of Accounts	Number	Total Assets
Registered Investment Companies	7	$15,147,300,000
Other Pooled Investment Vehicles	2	$2,897,300,000
Other Accounts	5	$700,000
Accounts with Incentive-Based Fee Arrangements	8	$11,161,900,000

Joseph Kippels is also primarily responsible for the day-to-day management of other iShares Funds and certain other types of portfolios and/or accounts as indicated in the tables below as of May 31, 2006:

Joseph Kippels

Types of Accounts	Number	Total Assets
Registered Investment Companies	4	$10,637,800,000
Other Pooled Investment Vehicles	11	$15,100,900,000
Other Accounts	6	$200,000
Accounts with Incentive-Based Fee Arrangements	0	N/A

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or through a representative sampling of the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund, seeking such investment opportunity. As a consequence, from time to time the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio’s or account’s gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the Portfolio Managers’ favoring those portfolios or accounts with incentive-based fee arrangements.

As of February 28, 2006, with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, each Portfolio Manager receives a salary and is eligible to receive an annual bonus. Each Portfolio Manager’s salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager’s title, scope of responsibilities, experience and knowledge. Each Portfolio Manager’s bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager’s business unit, and an assessment of the Portfolio Manager’s individual performance. Each Portfolio Manager’s salary and annual bonus is paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a “select group of management or highly compensated employees (within the meaning of ERISA section 401(a))” as so specified under the terms of BGI’s Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI’s Compensation Enhancement Plan (“CEP”). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be “notionally invested” in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited (“BGI UK Holdings”), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of February 28, 2006, the Chris Mosellen and Lee Sterne beneficially owned shares of the Funds, for which they were/are primarily responsible for the day-to-day management in the amounts reflected in the following tables:

Chris Mosellen

Names of iShares Index Funds	Dollar Range
	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Lehman 1-3 Year Treasury Bond Fund	X
iShares Lehman 7-10 Year Treasury Bond Fund	X
iShares Lehman 20+ Treasury Bond Fund	X
iShares Lehman TIPS Bond Fund	X
iShares Lehman Aggregate Bond Fund	X
iShares GS $ InvesTop™ Corporate Bond Fund	X

Lee Sterne

Names of iShares Index Funds	Dollar Range
	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Lehman 1-3 Year Treasury Bond Fund			X
iShares Lehman 7-10 Year Treasury Bond Fund	X
iShares Lehman 20+ Treasury Bond Fund	X
iShares Lehman TIPS Bond Fund		X
iShares Lehman Aggregate Bond Fund	X
iShares GS $ InvesTop™ Corporate Bond Fund	X

As of May 31, 2006, Joseph Kippels beneficially owned shares of the Funds for which he is primarily responsible for the day-to-day management in the amounts reflected in the following table.

Joseph Kippels

Names of iShares Index Funds	Dollar Range
	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Lehman 1-3 Year Treasury Bond Fund	X
iShares Lehman 7-10 Year Treasury Bond Fund	X
iShares Lehman 20+ Treasury Bond Fund	X
iShares Lehman TIPS Bond Fund	X
iShares Lehman Aggregate Bond Fund	X
iShares GS $ InvesTop™ Corporate Bond Fund	X

Code of Ethics. The Trust, BGFA and SEI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Funds. Investors Bank’s principal address is 200 Clarendon Street, Boston, MA 02116. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee. The table below sets forth the custody, administration, and transfer agency expenses of each Fund for the periods noted below.

iSHARES INDEX FUND	CUSTODY, ADMINISTRATION & TRANSFER AGENCY EXPENSES FISCAL YEAR ENDED 2006	CUSTODY, ADMINISTRATION & TRANSFER AGENCY EXPENSES FISCAL YEAR ENDED 2005	CUSTODY, ADMINISTRATION & TRANSFER AGENCY EXPENSES FISCAL YEAR ENDED 2004
iShares Lehman 1-3 Year Treasury Bond Fund	$336,168	$262,092	$274,911
iShares Lehman 7-10 Year Treasury Bond Fund	94,212	83,370	114,287
iShares Lehman 20+ Year Treasury Bond Fund	80,617	70,110	104,232
iShares Lehman TIPS Bond Fund	234,725	158,272	20,507	*
iShares Lehman Aggregate Bond Fund	244,118	117,501	39,278	**
iShares GS $ InvesTop™ Corporate Bond Fund	210,397	338,640	596,101

*	Fees shown are for the period from the Fund’s inception on December 4, 2003 to February 29, 2004.
**	Fees shown are for the period from the Fund’s inception on September 22, 2003 to February 29, 2004.

Distributor. SEI is the distributor of shares of the Trust. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, the SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60-days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC (as defined below) and/or Investor Services Organization.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of shares.

The following table sets forth the compensation paid by BGFA to the Distributor for certain services, not primarily intended to result in the sale of shares, provided to each Fund during the periods noted below.

iSHARES INDEX FUND	COMPENSATION PAID FISCAL YEAR ENDED 2006	COMPENSATION PAID FISCAL YEAR ENDED 2005	COMPENSATION PAID FISCAL YEAR ENDED 2004
iShares Lehman 1-3 Year Treasury Bond Fund	$38,817.31	$33,157.12	$25,552.92
iShares Lehman 7-10 Year Treasury Bond Fund	38,817.31	33,157.12	25,552.92
iShares Lehman 20+ Year Treasury Bond Fund	38,817.31	33,157.12	25,552.92
iShares Lehman TIPS Bond Fund	38,817.31	33,157.12	6,338.23	*
iShares Lehman Aggregate Bond Fund	38,817.31	33,157.12	14,905.87	**
iShares GS $ InvesTop™ Corporate Bond Fund	38,817.31	33,157.12	25,552.92

*	Fees shown are for the period from the Fund’s inception on December 4, 2003 to February 29, 2004.
**	Fees shown are for the period from the Fund’s inception on September 22, 2003 to February 29, 2004.

Index Providers. Each Fund is based upon a particular bond market index compiled by Lehman Brothers or Goldman Sachs, neither of which is affiliated with the Funds or with BGI or its affiliates. Each Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the relevant Index Provider. BGI has provided the applicable sub-licenses without charge to the Funds.

Brokerage Transactions

BGFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Purchases and sales of fixed income securities for a Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, but such transactions may be subject to mark-ups or mark-downs.

There were no brokerage commissions paid on behalf of each fund for the fiscal years ended February 28, 2006, February 28, 2005 and February 29, 2004.

The following table sets forth the names of the Funds’ “regular broker dealers,” as defined under the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Funds invest, together with the market value of each investment as of the applicable Fund’s most recently completed fiscal year.

iSHARES INDEX FUND	FISCAL YEAR END	ISSUER	MARKET VALUE OF INVESTMENT
iShares Lehman Aggregate Bond Fund	2/28	Citigroup, Inc.	$31,603,451
		Bank of America Corp.	23,025,681
		Merrill Lynch & Co., Inc.	22,903,793
		Goldman Sachs Group, Inc.	22,770,781
		Morgan Stanley	15,577,441
iShares GS $ InvesTop™ Corporate Bond Fund	2/28	Citigroup, Inc.	$72,017,412
		Wachovia Corp.	68,958,994
		Bank of America Corp.	48,881,901
		Morgan Stanley	46,630,752
		JP Morgan Chase & Co.	45,727,231
		Merrill Lynch & Co., Inc.	45,691,951
		Lehman Brothers Holdings, Inc.	22,737,725

The Funds’ purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BGFA may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover may vary from year to year, as well as within a year. The portfolio turnover rate for each Treasury Fund and the TIPS Bond Fund is expected to be under 50% and for the InvesTop™ Corporate Bond Fund is expected to be approximately 70%. The portfolio turnover rate for that portion of the iShares Lehman Aggregate Bond Fund invested in treasury securities and corporate bonds is expected to be similar to the turnover rate of the Treasury Funds and the InvesTop Corporate Bond Fund, respectively. The portfolio turnover rate for that portion of the Lehman Aggregate Bond Fund invested through TBA transactions is expected to be higher. Higher turnover rates would likely result in comparatively greater transaction costs. The increase in turnover rate for the iShares GS $ InvesTop Corporate Bond Fund is primarily due to increased turnover in the underlying index due to methodology changes.

The table below sets forth the portfolio turnover rates of each Fund for the periods noted.

iShares Bond Fund	Fiscal Year ended 2/28/06	Fiscal Year ended 2/28/05
iShares Lehman 1-3 Year Treasury Bond Fund	83%	106%
iShares Lehman 7-10 Year Treasury Bond Fund	94%	121%
iShares Lehman 20+ Year Treasury Bond Fund	25%	18%
iShares Lehman TIPS Bond Fund	13%	32%
iShares Lehman Aggregate Bond Fund*	456%	457%
iShares GS $ InvesTop™ Corporate Bond Fund	71%	32%

*	Includes use of TBA transactions.

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware statutory trust on December 16, 1999. The Trust currently is comprised of over 80 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional funds. The Trust is currently registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, shareholders of that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff beneficial owners of more than 5% of the shares of a Fund maybe subject to the reporting provisions of section 13 of the 1934 Act and the SEC’s rules promulgating there under. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the Listing Exchange is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”), which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s Underlying Index (“Fund Securities”) and an amount of cash (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The function of the cash component is to compensate for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the “Deposit Amount” is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

BGFA, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares (subject to possible amendments or corrections) of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments, corporate action events, and interest payments on underlying bonds are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant Underlying Index.

The Trust intends to require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security of the Lehman Aggregate Bond Fund that is a TBA transaction. The amount of cash contributed will be equivalent to the price of the TBA transaction listed as a Deposit Security. In addition, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC for corporate bonds or the Federal Reserve System for U.S. Treasury securities. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as defined below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book-Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant who has executed a participant agreement that has been delivered to the Fund and accepted by the Distributor is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all orders to create Creation Unit Aggregations of a Fund must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of each Fund as next determined on such date after receipt of the order in proper form. Orders to create Creation Unit Aggregations of the Lehman Aggregate Bond Fund and orders requesting substitution of a “cash-in-lieu” amount generally must be received by the Distributor no later than 2:00 p.m. Eastern time. On days when a Listing Exchange or the bond markets close earlier than normal, the Funds may require orders to create Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier then normal (such as the day before a holiday) orders to create a Creation Unit Aggregation of the Lehman Aggregate Bond Fund and orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than 11:00 a.m. Eastern time. In addition, orders to purchase shares of the Lehman Aggregate Bond Fund will not be accepted on any day when the bond markets are closed. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations on behalf of an investor shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Placement of Creation Orders for the Funds. Fund Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate securities) by an Authorized Participant. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 3:00 p.m., Eastern time, on the Settlement Date. The “Settlement Date” for all Funds (other than the TIPS Bond Fund) is generally the third business day after the Transmittal Date. The Settlement Date for the TIPS Bond Fund is generally the first business day after the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Investors Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Investors Bank no later than 3:00 p.m., Eastern time, on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m., the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Unit Aggregations of the Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with Investors Bank by 3:00 p.m., Eastern time, on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, of the daily marked to market value of the missing Deposit Securities. In the event of a failure to deliver the missing Deposit Securities the Trust may buy securities according to industry standards and procedures. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities, on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Investors Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Investors Bank, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC’s Continuous Net Settlement, Federal Reserve, Investors Bank or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Investors Bank, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of the InvesTop™ Corporate Bond Fund and the Lehman Aggregate Bond Fund associated with the issuance of Creation Units of shares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional variable charge for cash purchases on the “cash in lieu” portion of its investment. The standard creation fee for the InvesTop™ Corporate Bond Fund and the Lehman Aggregate Bond Fund is $500.

Redemption of Shares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund only on a Business Day. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, through the NSCC, makes available immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund securities (“Fund Securities”) received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee listed below. Notwithstanding the foregoing, the Trust will substitute a cash-in-lieu amount to replace any Fund Security of the Lehman Aggregate Bond Fund that is a TBA transaction. The amount of cash paid out in such cases will be equivalent to the value of the TBA transaction listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the applicable Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the applicable Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the InvesTop™ Corporate Bond Fund and the Lehman Aggregate Bond Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The standard redemption transaction fee for redemptions in kind of Creation Units of these Funds is $500. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Placement of Redemption Orders for the Funds. To be eligible to place redemption orders for Creation Unit Aggregations of the Funds, an entity must be a DTC Participant that has executed a Participant Agreement and have the ability to transact through the Federal Reserve System. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if (i) such order is received no later than 4:00 p.m., Eastern time, on such Transmittal Date, except as described below; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 3:00 p.m., Eastern time, on the Settlement Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Orders to redeem Creation Unit Aggregations of the iShares Lehman Aggregate Bond Fund or orders requesting substitution of a “cash-in-lieu” amount generally must be received no later than 2:00 p.m. Eastern time. On days when a Listing Exchange or the bond markets close earlier than normal, the Funds may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier then normal (such as the day before a holiday) orders to redeem a Creation Unit Aggregation of the Lehman Aggregate Bond Fund and orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than 11:00 a.m. Eastern time. In addition, orders to redeem shares of the Lehman Aggregate Bond Fund will not be accepted on any day when the bond markets are closed. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Transfer Agent, on behalf of the Fund, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral having a value (marked to market daily) at least equal to 105% of the value of the missing shares. The current procedures for collateralization of missing shares require, among other things, that any collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of Investors Bank in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Investors Bank according to the procedures set forth under Determination of NAV, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant by the specified time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to Investors Bank prior to 3:00 p.m. Eastern time on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Investors Bank on such Transmittal Date. A redemption order must be submitted in proper form. If the requisite number of shares of the relevant Fund are not delivered by 3:00 p.m. Eastern time on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in the amount of 105% of the missing shares (market to market daily).

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Taxes

Registered Investment Company Qualifications. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the Fund (within the meaning of Section 851(c)(2) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships.

Taxation of RICs. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

A Fund’s transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

A Fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

Taxation of U.S. Shareholders. Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim reFunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service.

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Back-Up Withholding. In certain cases a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of Fund shares if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Foreign Income Taxes. The iShares GS $ InvesTop™ Corporate Bond Fund may be subject to foreign income taxes withheld from distributions it receives on its foreign securities. It is unlikely that the Fund will be permitted to “pass through” these foreign taxes to its shareholders. Accordingly, the Fund may either take a deduction for the foreign taxes it has paid in computing its investment company taxable income or credit the foreign taxes against its U.S. federal income tax liability, if any.

Original Issue Discount. Special federal income tax rules apply to the inflation-indexed bonds held by the TIPS Bond Fund. Generally, all stated interest on such bonds is taken into income by the Fund under its regular method of accounting for interest income. The amount of a positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as original issue discount (OID). The OID is included in the Fund’s gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of the Fund’s OID in a taxable year with respect to a bond will increase the Fund’s taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, the Fund may need to use other sources of cash to satisfy its distributions for such year. The amount of negative inflation adjustment, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated, interest, OID, and market discount, if any) otherwise includible in the Fund’s income with respect to the bond for the taxable year.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Reporting. If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first. The following Funds had tax basis net capital loss carryforwards as of February 28, 2006, the tax year-end for the Funds listed.

iShares Bond Fund	Expiring 2012	Expiring 2013	Expiring 2014	Total
Lehman 1-3 Year Treasury	$11,523	$2,648,872	$22,017,499	$24,677,894
Lehman 7-10 Year Treasury	3,648,187	—	6,717,418	10,365,605
Lehman 20+ Year Treasury	2,218,753	—	1,105,659	3,324,412
Lehman TIPS	—	2,389,570	512,591	2,902,161
Lehman Aggregate	—	1,089,293	4,420,413	5,509,706
GS $ InvesTopTM Corporate	—	4,185,823	7,993,294	12,179,117

Determination of NAV

The NAV for each Fund is calculated by deducting all of a Fund’s liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, including interest and dividends accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although each Fund reserves the right to calculate its NAV to more than two decimal places. The NAV for each Fund will generally be determined once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time.

In calculating a Fund’s NAV, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

The Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

Financial Statements

Each of the Fund’s audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, a registered public accounting firm, are hereby incorporated by reference in this SAI. The Annual Report to Shareholders is delivered with this SAI to shareholders requesting this SAI.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, located at Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm and accountants of the Trust, audits the Funds’ financial statements and may perform other services.

BGI-F-032-12005

iShares Trust

File Nos. 333-92935 and 811-09729

Part C

Other Information

Item 23. Exhibits: PEA # 45

Exhibit Number	Description
(a)	Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 (Accession No. 0000950130-00-002860) (“PEA No. 2”).

(b)	Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 38, filed June 29, 2005 (Accession No. 0001193125-05-134869).

(c)	Not applicable.

(d.1)	Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors (“BGFA”) is incorporated herein by reference to PEA No. 2.

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust and BGFA, as amended, is filed herein.

(e.1)	Distribution Agreement between the Trust and SEI Investments Distribution Company (“SEI”) is incorporated herein by reference to PEA No. 2.

(e.2)	Exhibit A to the Distribution Agreement between the Trust and SEI, as amended, is filed herein.

(f)	Not applicable.

(g.1)	Custodian Agreement between the Trust and Investors Bank & Trust Company (“IBT”) is incorporated herein by reference to PEA No. 2.

(g.2)	Amendment, dated December 31, 2002, to the Custodian Agreement is filed herein.

(g.3)	Amendment, dated May 21, 2002, to the Custodian Agreement is filed herein.

(g.4)	Amendment, dated January 1, 2006, to the Custodian Agreement is filed herein.

(g.5)	Appendix A to the Custodian Agreement between the Trust and IBT, as amended, is filed herein.

(h.1)	Securities Lending Agency Agreement between Barclays Global Investors, N.A. (“BGI”) and the Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 21, filed June 27, 2003 (Accession No. 0001193125-03-014224).

(h.2)	Appendix A to Securities Lending Agency Agreement between BGI and the Trust, as amended, is filed herein.

(h.3)	Delegation Agreement between the Trust and IBT is incorporated herein by reference to exhibit (g.3) to PEA No. 2.

(h.4)	Administration Agreement between the Trust and IBT is incorporated herein by reference to exhibit (h.1) to PEA No. 2.

(h.5)	Appendix A to the Administration Agreement between the Trust and IBT, as amended, is filed herein.

(h.6)	Amendment, dated May 21, 2002, to the Administration Agreement is filed herein.

(h.7)	Amendment, dated January 1, 2006, to the Administration Agreement is filed herein.

(h.8)	Transfer Agency and Service Agreement between the Trust and IBT is incorporated herein by reference to exhibit (h.2) to PEA No. 2.

(h.9)	Appendix A to the Transfer Agency and Service Agreement between the Trust and IBT, as amended, is filed herein.

(h.10)	Amendment, dated May 21, 2002, to the Transfer Agency Agreement is filed herein.

1

(h.11)	Amendment, dated August 18, 2004, to the Transfer Agency Agreement is filed herein.

(h.12)	Amendment, dated January 1, 2006, to the Transfer Agency Agreement is filed herein.

(h.13)	Sublicense Agreement between BGI and the Trust for iShares S&P Funds is incorporated herein by reference to exhibit (h.3I) to PEA No. 2.

(h.14)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares S&P Funds, as amended, is incorporated herein by reference to exhibit (h.6) to Post-Effective Amendment No. 37, filed June 6, 2005 (Accession No. 0001193125-05-120767) (“PEA No. 37”).

(h.15)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares S&P Funds, as amended, to be filed by amendment.

(h.16)	Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to exhibit (h.7) to PEA No. 37.

(h.17)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to exhibit (h.8) to Post-Effective Amendment No. 43, filed April 17, 2006 (Accession No. 0001193125-06-081002) (“PEA No. 43”).

(h.18)	Sublicense Agreement between BGI and the Trust for iShares Russell Funds is incorporated herein by reference to exhibit (h.8) to PEA No. 37.

(h.19)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Russell Funds to be filed by amendment.

(h.20)	Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to exhibit (h.9) to Post-Effective Amendment No. 10, filed June 1, 2001 (Accession No. 00001021408-01-501621).

(h.21)	Sublicense Agreement between BGI and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to exhibit (h.10) to Post-Effective Amendment No. 13, filed July 31, 2001 (Accession No. 00001021408-01-504274).

(h.22)	Sublicense Agreement between BGI and the Trust for iShares Goldman Sachs Funds is incorporated herein by reference to exhibit (h.11) PEA No. 37.

(h.23)	Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund and iShares U.S. Credit Index Fund is incorporated herein by reference to exhibit (h.12) to PEA No. 16.

(h.24)	Sublicense Agreement between BGI and the Trust for iShares GS $ InvesTop Corporate Bond Fund is incorporated herein by reference to exhibit (h.13) to PEA No. 16.

(h.25)	Sublicense Agreement between BGI and the Trust for iShares S&P ADR International Index Fund and KLD Nasdaq Social Index Fund to be filed by amendment.

(h.26)	Sublicense Agreement between BGI and the Trust for iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to exhibit (h.15) to PEA No. 37.

(h.27)	Sublicense Agreement between BGI and the Trust for iShares Dow Jones Transportation Average Index Fund and iShares Dow Jones Select Dividend Index Fund is incorporated herein by reference to exhibit (h.17) to PEA No. 37.

(h.28)	Sublicense Agreement between BGI and the Trust for iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to exhibit (h.19) to PEA No. 37.

(h.29)	Sublicense Agreement between BGI and the Trust for iShares FTSE/Xinhua China 25 Index Fund is incorporated herein by reference to exhibit (h.20) to PEA No. 37.

(h.30)	Sublicense Agreement between BGI and the Trust for iShares Morningstar Funds is incorporated herein by reference to exhibit (h.21) to PEA No. 37.

(h.31)	Sublicense Agreement between BGI and the Trust for iShares KLD Select Social Index Fund is incorporated herein by reference to exhibit (h.22) to PEA No. 37.

2

(h.32)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers Funds is incorporated herein by reference to exhibit (h.21) to Post-Effective Amendment No. 39, filed July 28, 2005 (Accession No. 0001193125-05-151478) (“PEA No. 39”).

(h.33)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Funds is incorporated herein by reference to exhibit (h.22) to Post-Effective Amendment No. 40, filed August 24, 2005 (Accession No. 0001193125-05-173934).

(i.1)	Legal Opinion and Consent of Willkie Farr & Gallagher LLP, dated June 27, 2006, is filed herein.

(i.2)	Legal Opinion and Consent of Richards, Layton & Finger, P.A. , dated June 27, 2006, is filed herein.

(j)	Consent of PricewaterhouseCoopers LLC, dated June 26, 2006, is filed herein.

(k)	Not applicable.

(l.1)	Subscription Agreement between the Trust and SEI is incorporated herein by reference to PEA No. 2.

(l.2)	Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to PEA No. 2

(l.3)	Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001 (Accession No. 0000928385-01-501258).

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p.1)	iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 41, filed November 23, 2005 (Accession No. 0001193125-05-231896).

(p.2)	BGI Code of Ethics is incorporated herein by reference to PEA No. 39.

(p.3)	Code of Ethics for SEI filed herein.

(q.1)	Power of Attorney dated February 21, 2006 for Richard K. Lyons is incorporated herein by reference to PEA No. 43.

(q.2)	Powers of Attorney dated February 22, 2006 for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to PEA No. 43.

(q.3)	Power of Attorney dated February 25, 2006 for Charles A. Hurty is incorporated herein by reference to PEA No. 43.

Item 24. Persons Controlled By or Under Common Control with Registrant:

None.

3

Item 25. Indemnification:

The Trust is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, (the “Declaration of Trust”), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

The Administration Agreement provides that Investors Bank & Trust Company (“IBT”) shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Administrative Agreement by IBT, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Administrative Agreement, provided that IBT’s indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT.

The Custodian Agreement provides that IBT shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Custodian Agreement by IBT, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Custodian Agreement, provided that IBT’s indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT.

The Distribution Agreement provides that the SEI Investments Distribution Co. (“SEI”) agrees to indemnify, defend and hold the Fund, its several officers and Board members, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or Board members, or any such controlling person, may incur under the 1933 Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board members, or such controlling person resulting from such claims or demands, (a) shall arise out of or be based upon any information, statements or representations made or provided SEI in any sales literature or advertisements, or any Disqualifying Conduct by SEI in connection with the offering and sale of any Shares, (b) shall arise out of or be based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by SEI to the Fund specifically for use in the Fund’s registration statement and used in the answers to any of the items of the registration statement or in the corresponding statements made in the prospectus or statement of additional information, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by SEI to the Fund and required to be stated in such answers or necessary to make such information not misleading, (c) arising out of SEI’s breach of any obligation, representation or warranty pursuant to this Agreement, or (d) SEI’s failure to comply in any material respect with applicable securities laws.

The Authorized Participant Agreement provides that the Participant agrees to indemnify and hold harmless the Fund and its respective subsidiaries, affiliates, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”) from and against any loss, liability, cost and expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Participant of any

4

provision of the Authorized Participant Agreement that relates to the Participant; (ii) any failure on the part of the Participant to perform any of its obligations set forth in the Authorized Participant Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with Annex II, III or IV (as each may be amended from time to time) of the Authorized Participant Agreement reasonably believed by the distributor and/or the transfer agent to be genuine and to have been given by the Participant.

The Securities Lending Agency Agreement provides that Barclays Global Investors, N.A. (“BGI”) shall indemnify and hold harmless each client, Lender, its Board of Trustees and its agents and Barclays Global Fund Advisors from any and all loss, liability, costs, damages, actions, and claims (“Loss”) to the extent that any such Loss arises out of the material breach of this Agreement by or negligent acts or omissions or willful misconduct of BGI, its officers, directors or employees or any of its agents or subcustodians in connection with the securities lending activities undertaken pursuant to this Agreement, provided that BGI’s indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to BGI.

Insofar as indemnification for liabilities arising under the Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a) Business and Other Connections of the Investment Adviser:

The Trust is advised by BGFA, a wholly-owned subsidiary of BGI, 45 Fremont Street, San Francisco, CA 94105. BGFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position	Principal Business(es) During the Last Two Fiscal Years

Blake Grossman Chairman	Director and Chairman of the Board of Directors of BGFA and Chief Executive Officer and Director of BGI 45 Fremont Street, San Francisco, CA 94105

Frank Ryan Officer	Chief Financial Officer of BGFA and Chief Financial Officer and Cashier of BGI 45 Fremont Street, San Francisco, CA 94105

Rohit Bhagat Director	Director and Chief Operating Officer of BGFA and BGI 45 Fremont Street, San Francisco, CA 94105

Item 27. Principal Underwriters:

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

5

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Index Funds	July 10, 1985
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
HighMark Funds	February 15, 1997
Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
Johnson Family Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
The Japan Fund, Inc.	October 7, 2002
Barclays Global Investors Funds	March 31, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin Barr	President & Chief Executive Officer	—
Maxine Chou	Chief Financial Officer & Treasurer	—
Mark Greco	Chief Operations Officer	—
John Munch	General Counsel & Secretary	—
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
Robert Silvestri	Vice President	—
John Coary	Vice President	—
Michael Farrell	Vice President	—
Al DelPizzo	Vice President	—
Mark McManus	Vice President	—

Item 28. Location of Accounts and Records:

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the “Records”) at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29. Management Services:

Not applicable.

6

Item 30. Undertakings:

Not applicable.

7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 45 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 28th day of June, 2006.

By:
Lee T. Kranefuss*
President
Date: June 28, 2006

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 45 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee and President
Date: June 28, 2006

Richard K. Lyons*
Trustee
Date: June 28, 2006

John E. Martinez*
Trustee
Date: June 28, 2006

George G. C. Parker*
Trustee
Date: June 28, 2006

W. Allen Reed*
Trustee
Date: June 28, 2006

Cecilia H. Herbert*
Trustee
Date: June 28, 2006

8

Charles A. Hurty*
Trustee
Date: June 28, 2006

John E. Kerrigan*
Trustee
Date: June 28, 2006

/s/ Michael Latham
Michael Latham
Treasurer
Date: June 28, 2006

*By:	/s/ Michael Latham
Michael Latham
Attorney in fact
Date: June 28, 2006

Power of Attorney dated February 21, 2006 for Richard K. Lyons is incorporated herein by reference to Post-Effective Amendment No. 43, filed April 17, 2006 (Accession No. 0001193125-06-081002). Powers of Attorney dated February 22, 2006 for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to Post-Effective Amendment No. 43, filed April 17, 2006 (Accession No. 0001193125-06-081002). Power of Attorney dated February 25, 2006 for Charles A. Hurty is incorporated herein by reference to Post-Effective Amendment No. 43, filed April 17, 2006 (Accession No. 0001193125-06-081002).

9

Exhibit Index

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust and BGFA, as amended.

(e.2)	Exhibit A to the Distribution Agreement between the Trust and SEI, as amended.

(g.2)	Amendment, dated December 31, 2002, to the Custodian Agreement.

(g.3)	Amendment, dated May 21, 2002, to the Custodian Agreement.

(g.4)	Amendment, dated January 1, 2006, to the Custodian Agreement.

(g.5)	Appendix A to the Custodian Agreement between the Trust and IBT, as amended.

(h.2)	Appendix A to the Securities Lending Agency Agreement between the BGI and the Trust, as amended.

(h.5)	Appendix A to the Administration Agreement between the Trust and IBT, as amended.

(h.6)	Amendment, dated May 21, 2002, to the Administration Agreement.

(h.7)	Amendment, dated January 1, 2006, to the Administration Agreement.

(h.9)	Appendix A to the Transfer Agency and Service Agreement between the Trust and IBT, as amended.

(h.10)	Amendment, dated May 21, 2002, to the Transfer Agency and Service Agreement.

(h.11)	Amendment, dated August 18, 2004, to the Transfer Agency and Service Agreement.

(h.12)	Amendment, dated January 1, 2006, to the Transfer Agency and Service Agreement.

(i.1)	Legal Opinion and Consent of Willkie Farr & Gallagher LLP.

(i.2)	Legal Opinion and Consent of Richards, Layton & Finger, P.A.

(j)	Consent of PricewaterhouseCoopers LLC, dated June 26, 2006.

(p.3)	Code of Ethics for SEI.